File No. 33-44254
                                                                      811-6490
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

      Pre-Effective Amendment No.                                       [__]


      Post-Effective Amendment No. 28                                   [X]


                                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


      Amendment No. 28                                                  [X]


                      (Check appropriate box or boxes.)

                  Dreyfus Premier International Funds, Inc.
              (Exact Name of Registrant as Specified in Charter)


            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York       10166
            (Address of Principal Executive Offices)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                             Mark N. Jacobs, Esq.
                               200 Park Avenue
                           New York, New York 10166
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ----


        X   on March 1, 2001 pursuant to paragraph (b)
      ----


            60 days after filing pursuant to paragraph (a)(1)
      ----
            on     (date)      pursuant to paragraph (a)(1)
      ----
            75 days after filing pursuant to paragraph (a)(2)
      ----
            on     (date)      pursuant to paragraph (a)(2) of Rule 485
      ----

If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----


Dreyfus Premier International Growth Fund

Investing in stocks of foreign companies for capital growth


PROSPECTUS March 1, 2001


_

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier International Growth Fund
                                           ---------------------------------

                                           Ticker Symbols  CLASS A: DRGLX

                                                           CLASS B: DGLBX

                                                           CLASS C: DIGCX

                                                           CLASS R: DIGRX

                                                             CLASS T: N/A

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      5

Your Investment
--------------------------------------------------------------------------------


Account Policies                                                          8

Distributions and Taxes                                                  11

Services for Fund Investors                                              12

Instructions for Regular Accounts                                        13

Instructions for IRAs                                                    14


For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks capital growth. To pursue its goal, the fund invests primarily in the stocks of foreign companies. The fund's stock investments may include common stocks, preferred stocks and convertible securities.

In choosing stocks, the fund uses a "bottom-up" approach, focusing on individual stock selection rather than macroeconomic factors, to build a portfolio of companies with the potential to provide superior earnings growth over time. The fund looks for companies that have some or all of the following characteristics:

(pound)  growth that is faster than their peers

(pound) growth that is faster than the market as a whole and sustainable over the long term

(pound)  strong management

(pound)  leading market positions and growing brand identities

(pound)  financial, marketing and operating strength

The fund typically sells a stock when its growth forecast is reduced, its valuation target is reached, or the original investment rationale no longer applies.

Concepts to understand

FOREIGN COMPANY: a company organized under the laws of a foreign country or for which the principal trading market is in a foreign country; or a company organized in the U.S. with a majority of its assets or business outside the U.S.


GROWTH COMPANY: a company of any capitalization whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.


MAIN RISKS


While stocks have historically been a choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of your investment in the fund will go up and down, which means that you could lose money.


The fund's performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, a lack of comprehensive company information, political instability and differing auditing and legal standards. Each of these risks could result in more volatility for the fund.

The fund expects to invest primarily in the stocks of companies located in developed countries. However, the fund may invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and less mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price.

Because the stock prices of growth companies are based in part on future expectations, these stocks may fall sharply if investors believe the prospects for a stock, industry or the economy in general are weak. In addition, growth stocks typically lack the dividend yield that could cushion stock prices in market downturns.

The fund may invest a substantial portion of its assets in companies located in a particular country or geographic region. Less diversification among countries or regions generally results in greater risk, and could cause the fund's performance to be more vulnerable to political, social and economic factors affecting a particular country or region.

Under adverse market conditions, the fund could invest some or all of its assets in the securities of U.S. issuers or money market securities. Although the fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Other potential risks


The fund, at times, may invest in derivatives, such as options and futures contracts. The fund also may invest in foreign currencies and sell short, which involves selling a security it does not own in anticipation of a decline in the market price of the security. These practices, when employed, are used primarily to hedge the fund's portfolio, but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

At times, the fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.


The Fund



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's Class A performance from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The table compares the fund's Class A, B, C and R average annual total return over time to that of the Morgan Stanley Capital International (MSCI) World (ex. U.S.) Index, a broad measure of global stock market performance, excluding the U.S. Of course, past performance is no guarantee of future results. Since Class T shares have less than a full calendar year of performance, past performance information is not included in this section of the prospectus. Performance of each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.


--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)
CLASS A SHARES
                23.90   -5.49   12.38   11.87   11.16   0.94    50.86    -20.55
91      92      93      94      95      96      97      98      99       00



BEST QUARTER:                    Q4 '99                      +40.13%

WORST QUARTER:                   Q3 '98                      -22.03%


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/00

                              Inception date                         1 Year                5 Years                Since inception
---------------------------------------------------------------------------------------------------------------------------------

CLASS A                          (1/31/92)                           -25.13%                  7.23%                        8.36%

CLASS B                          (1/15/93)                           -23.42%                  7.46%                        8.32%

CLASS C                          (9/5/95)                            -22.04%                  7.59%                        7.74%

CLASS R                          (9/5/95)                            -20.39%                  8.71%                        8.85%

MSCI WORLD
(EX. U.S.) INDEX                                                     -13.37%                  7.54%                        8.30%*

* BASED ON LIFE OF CLASS A. FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON
1/31/92 IS USED AS ITS BEGINNING VALUE.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.







<PAGE 2>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table

                                                                  CLASS A       CLASS B       CLASS C        CLASS R       CLASS T
---------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                             5.75          NONE          NONE           NONE          4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                 NONE*          4.00          1.00           NONE         NONE*
--------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS


Management fees                                                       .75           .75           .75            .75           .75

Rule 12b-1 fee                                                       NONE           .75           .75           NONE           .25

Shareholder services fee                                              .25           .25           .25           NONE           .25

Other expenses                                                        .37           .43           .39            .45           .48
--------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                                1.37          2.18          2.14           1.20          1.73


* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF
REDEEMED WITHIN ONE YEAR.


Expense example


                                               1 Year               3 Years             5 Years              10 Years
--------------------------------------------------------------------------------------------------------------------------------

CLASS A                                         $706                $984             $1,282              $2,127

CLASS B
WITH REDEMPTION                                 $621                $982            $1,369               $2,120**
WITHOUT REDEMPTION                              $221                $682            $1,169               $2,120**

CLASS C
WITH REDEMPTION                                 $317                $670            $1,149               $2,472
WITHOUT REDEMPTION                              $217                $670            $1,149               $2,472

CLASS R                                         $122                $381            $660                 $1,455

CLASS T                                         $618                $970            $1,346               $2,399


** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of its operation.

RULE 12B-1 FEE: the fee paid to the fund's distributor, to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.


OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


The Fund





<PAGE 3>

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $158 billion in over 190 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.



Douglas A. Loeffler is the fund's primary portfolio manager. He has held this position since his employment by Dreyfus in February 1999 and has been employed by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, since 1995.



The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.






<PAGE 4>

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                                                                YEAR ENDED OCTOBER 31,


 CLASS A                                                                         2000       1999       1998      1997       1996
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                         16.07      13.33         16.45     16.59    16.10

 Investment operations:  Investment income (loss) -- net                       (.03)(1)    .00(1,2)      .26       .00(2)   .14

                         Net realized and unrealized gain (loss)
                         on investments                                        1.79       2.76          (.86)     2.24     1.44

 Total from investment operations                                              1.76       2.76          (.60)     2.24     1.58

 Distributions:          Dividends from investment income -- net                 --       (.02)           --      (.17)    (.25)

                         Dividends from net realized gain on investments       (.62)        --         (2.52)    (2.21)    (.84)

 Total distributions                                                           (.62)      (.02)        (2.52)    (2.38)    (1.09)

 Net asset value, end of period                                               17.21      16.07         13.33     16.45     16.59

 Total return (%)(3)                                                          10.70      20.74         (4.50)    15.00     10.21
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)                         1.37       1.42          1.27      1.30      1.31

 Ratio of interest expense to average net assets (%)                             --         --           .08        --        --

 Ratio of net investment income (loss) to average net assets (%)               (.15)      (.01)          .55       .00(4)    .76

 Portfolio turnover rate (%)                                                 221.46     221.94        193.76    161.62    176.17
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                       74,590     58,908        41,637    59,030    66,907


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.(
(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.
(3)  EXCLUSIVE OF SALES CHARGE.
(4)  AMOUNT REPRESENTS LESS THAN .01%.

                                                                                              YEAR ENDED OCTOBER 31,


 CLASS B                                                                         2000       1999       1998      1997       1996
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                           15.59      13.00     16.22      16.37    15.90

 Investment operations:  Investment income (loss) -- net                         (.20)(1)   (.06)(1)  (.03)(1)   (.14)     .00(2)

                         Net realized and unrealized gain (loss) on investments  1.77       2.65      (.67)      2.24     1.44

 Total from investment operations                                                1.57       2.59      (.70)      2.10     1.44

 Distributions:          Dividends from investment income -- net                   --         --        --       (.04)    (.13)

                         Dividends from net realized gain on investments         (.62)        --     (2.52)     (2.21)    (.84)

 Total distributions                                                             (.62)        --     (2.52)     (2.25)    (.97)

 Net asset value, end of period                                                 16.54      15.59     13.00      16.22    16.37

 Total return (%)(3)                                                             9.72      19.83     (5.22)     14.14     9.36
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)                           2.18       2.18      2.04       2.05     2.06

 Ratio of interest expense to average net assets (%)                               --         --       .08         --       --

 Ratio of net investment income (loss) to average net assets (%)                (1.13)      (.41)     (.20)      (.76)     .01

 Portfolio turnover rate (%)                                                   221.46     221.94    193.76     161.62   176.17
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         10,047     24,853    51,873     66,781   71,983


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.     (3) EXCLUSIVE OF SALES CHARGE.

The Fund



<PAGE 5>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                            YEAR ENDED OCTOBER 31,


 CLASS C                                                                          2000      1999       1998      1997       1996
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                           15.16     12.66     15.87      16.20      15.90

 Investment operations:  Investment income (loss) -- net                         (.17)(1)  (.14)(1)  (.03)(1)   (.12)(1)    .28

                         Net realized and unrealized gain (loss) on investments  1.65      2.64      (.66)      2.18       1.14

 Total from investment operations                                                1.48      2.50      (.69)      2.06       1.42

 Distributions:          Dividends from investment income -- net                   --        --        --       (.18)      (.28)

                         Dividends from net realized gain on investments         (.62)       --     (2.52)     (2.21)      (.84)

 Total distributions                                                             (.62)       --     (2.52)     (2.39)     (1.12)

 Net asset value, end of period                                                 16.02     15.16     12.66      15.87      16.20

 Total return (%)(2)                                                             9.45     19.75     (5.34)     14.17       9.36
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                     2.14      2.22      2.04       2.10       1.90

 Ratio of interest expense to average net assets (%)                               --        --       .08        .01         --

 Ratio of net investment income (loss) to average net assets (%)                 (.89)     (.97)     (.19)      (.73)      (.19)

 Portfolio turnover rate (%)                                                   221.46    221.94    193.76     161.62     176.17
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                          2,987       966       397        291         53


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


(2)  EXCLUSIVE OF SALES CHARGE.


                                                                                              YEAR ENDED OCTOBER 31,


 CLASS R                                                                          2000      1999     1998      1997       1996
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                          16.05      13.32      16.43     16.59      16.11

 Investment operations:  Investment income (loss) -- net                        (.02)(1)    .02(1)     .33       .17        .26

                         Net realized and unrealized gain (loss) on investments 1.81       2.77       (.92)     2.10       1.35

 Total from investment operations                                               1.79       2.79       (.59)     2.27       1.61

 Distributions:          Dividends from investment income -- net                  --       (.06)        --      (.22)      (.29)

                         Dividends from net realized gain on investments        (.62)        --      (2.52)    (2.21)      (.84)

 Total distributions                                                            (.62)      (.06)     (2.52)    (2.43)     (1.13)

 Net asset value, end of period                                                17.22      16.05      13.32     16.43      16.59

 Total return (%)                                                              10.84      21.04      (4.44)    15.21      10.45
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                    1.20       1.24       1.08      1.09        .87

 Ratio of interest expense to average net assets (%)                               --        --        .08       .01         --

 Ratio of net investment income (loss) to average net assets (%)                (.13)       .15        .70       .21        .94

 Portfolio turnover rate (%)                                                  221.46     221.94     193.76    161.62     176.17
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         1,502         92         45        80          4

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.(




<PAGE 6>



                                                                                                           PERIOD ENDED
                                                                                                            OCTOBER 31,
CLASS T                                                                                                        2000(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                             22.65

Investment operations:  Investment income (loss) -- net                                                           (.06)(2)

                         Net realized and unrealized gain (loss) on investments                                  (5.46)

 Total from investment operations                                                                                (5.52)

 Net asset value, end of period                                                                                  17.13

 Total return (%)(3)                                                                                            (24.37)(4)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                       1.16(4)

Ratio of net investment income (loss) to average net assets (%)                                                   (.36)(4)

Portfolio turnover rate (%)                                                                                     221.46
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                               16

(1)  FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.


The Fund

<PAGE 7>


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.


YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).


(pound) CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon

(pound) CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon

(pound) CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon

(pound) CLASS R shares are designed for eligible institu- tions on behalf of their clients (individuals may not purchase these shares directly)


(pound) CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.


Your financial representative can help you choose the share class that is appropriate for you.

Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in the fund or any other Dreyfus Premier fund, or any fund advised by Founders, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.





<PAGE 8>

Share class charges


EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you. Shareholders beneficially owning shares on November 30, 1996 may be eligible for lower sales loads.


--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES


                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
--------------------------------------------------------------------------------

                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
---------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------


REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS


TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR


All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Your Investment





<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

(pound) if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

(pound) the fund will not process wire, telephone or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares


General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

(pound) refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

(pound) refuse any purchase or exchange request in excess of 1% of the fund's total assets

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound)  change its minimum investment amounts

(pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

(pound) requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.



<PAGE 10>


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains it has realized, once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in higher taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:


--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE


LONG-TERM
CAPITAL GAINS                 8%/10%                18%/20%


Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 28% and above tax bracket, purchased after December 31, 2000.


Your Investment




<PAGE 11>

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from the fund into another
                                Dreyfus fund or certain
                                Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares


DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.


Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.


Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.


Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.






<PAGE 12>

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund
P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900202955

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900202955

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds


Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.


DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.


CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment








<PAGE 13>

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900202955

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld


Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.










<PAGE 14>

NOTES

NOTES

NOTES

For More Information

Dreyfus Premier International Growth Fund

A series of Dreyfus Premier International Funds, Inc.
--------------------------------------

SEC file number:  811-6490

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2001 Dreyfus Service Corporation
092P0301

Dreyfus Premier
Greater China
Fund

Investing in the Greater China region for long-term capital appreciation


PROSPECTUS March 1, 2001




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





The Fund

                                              Dreyfus Premier Greater China Fund
                                               ---------------------------------
                                                  Ticker Symbols  CLASS A: DPCAX
                                                                  CLASS B: DPCBX
                                                                  CLASS C: DPCCX
                                                                  CLASS R: DPCRX
                                                                  CLASS T: DPCTX

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      5

Your Investment
--------------------------------------------------------------------------------


Account Policies                                                          8

Distributions and Taxes                                                  11

Services for Fund Investors                                              12

Instructions for Regular Accounts                                        13

Instructions for IRAs                                                    14



For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE fund's RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in stocks of companies traded in "Greater China," a region that encompasses China, Hong Kong and Taiwan. The fund also may invest in securities of companies that are not traded in those markets but do much or all of their business in Greater China. The fund's investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.

To determine where the fund will invest, the portfolio managers analyze several factors, including:

(pound)  economic and political trends in Greater China

(pound) the current financial condition and future prospects of individual companies and sectors in the region

(pound)  the valuation of one market or company relative to that of another

The portfolio managers seek companies that they believe are growing rapidly and whose share price appears to be reasonably valued based on that growth potential. They focus on the economic and business environments which appear to support the long-term growth of individual companies and the economy as a whole.

Many of the securities in which the fund invests are denominated in foreign currencies. To protect the fund against potential depreciation of the region's currencies versus the U.S. dollar, the fund may engage in currency hedging.



Concepts to understand

CURRENCY HEDGING: the value of foreign currencies can fluctuate significantly relative to the U.S. dollar and potentially result in losses for investors. To help offset such declines, the fund, at its discretion, may employ certain techniques designed to reduce the fund's foreign currency exposure. Generally, this involves buying options, futures, or forward contracts for the foreign currency.





MAIN RISKS

The stock and bond markets of the Greater China region, like those of other developing economies, have experienced significant volatility. The value of your investment in the fund will go up and down, sometimes dramatically, meaning you could lose money.

The fund's performance will be influenced by political, social and economic factors affecting investments in companies in the Greater China region. These risks include expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage) , a lack of comprehensive company information, differing auditing and legal standards, political instability and less diverse and mature economic structures. Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economies and securities markets of Greater China. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China.


In addition to being geographically concentrated, the fund is non-diversified and may invest in a limited number of securities or market sectors. Typically, the fund invests in 50 or fewer companies. Accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single company, group of companies or market sector.


Under adverse market conditions, the fund may invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the fund may not achieve its investment objective.


Other potential risks


The fund may purchase securities of companies in initial public offerings
(IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.


At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund's after-tax performance.


                                                               The Fund       1



<PAGE 1>

PAST PERFORMANCE


The  bar  chart and table below show some of the risks of investing in the fund.
The bar chart shows the changes in the fund's Class A performance from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The table compares the fund's average annual total return over time to that of the Hang Seng Index, an unmanaged index of Hong Kong stock market performance. Of course, past performance is no guarantee of future results. Since Class T shares have less than one full calendar year of performance, past performance information for Class T is not included in this section of the prospectus. Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS A SHARES
                                        75.58   -13.42
91    92   93  94   95   96   97   98     99       00

BEST QUARTER:                    Q4 '99                            +49.24%

WORST QUARTER:                   Q2 '00                            -26.12%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                            Since inception
                                   1 Year                      (5/12/98)
--------------------------------------------------------------------------------

CLASS A                               -18.39%                       13.90%

CLASS B                               -16.66%                       14.67%

CLASS C                               -14.67%                       15.62%

CLASS R                               -13.17%                       16.79%

HANG SENG INDEX                        -9.40%                       18.21%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/98 IS USED AS THE BEGINNING VALUE.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

2





<PAGE 2>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table



                                                                CLASS A       CLASS B       CLASS C       CLASS R       CLASS T
-------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                           5.75          NONE          NONE          NONE          4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                NONE*         4.00          1.00          NONE          NONE*
--------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                    1.25          1.25          1.25          1.25          1.25

Rule 12b-1 fee                                                     NONE           .75           .75          NONE           .25

Shareholder services fee                                            .25           .25           .25          NONE           .25

Other expenses                                                     3.09          3.08          3.08          3.12          2.91
-------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                               4.59          5.33          5.33          4.37          4.66

Fee waiver and/or expense reimbursements                          (2.34)        (2.33)        (2.33)        (2.37)        (2.16)
--------------------------------------------------------------------------------------------------------------------------------

NET OPERATING EXPENSES**                                           2.25          3.00          3.00          2.00          2.50

*    SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF
     $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE
     YEAR.

**   THE DREYFUS CORPORATION HAS AGREED, UNTIL OCTOBER 31, 2001, TO WAIVE
     RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE FUND SO THAT FUND
     EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES,
     INTEREST EXPENSES, COMMITMENT FEES ON BORROWINGS, SHAREHOLDER SERVICES FEES
     AND RULE 12B-1 FEES) DO NOT EXCEED 2.00%.




Expense example



                                               1 Year             3 Years             5 Years               10 Years
---------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $790              $1,683               $2,583               $4,865

CLASS B
WITH REDEMPTION                                $703              $1,687               $2,663               $4,856***
WITHOUT REDEMPTION                             $303              $1,387               $2,463               $4,856***

CLASS C
WITH REDEMPTION                                $403              $1,387               $2,463               $5,124
WITHOUT REDEMPTION                             $303              $1,387               $2,463               $5,124

CLASS R                                        $203              $1,109               $2,026               $4,371

CLASS T                                        $692              $1,607               $2,529               $4,860

***  ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
     THE DATE OF PURCHASE.




This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only. The one-year number and the first year of the three-, five- and ten-year numbers are based on net operating expenses.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of its operation.

RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                                               The Fund       3





<PAGE 3>

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $158 billion in over 190 mutual fund portfolios. For the past fiscal year, Dreyfus waived its annual management fee of 1.25% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged Hamon U.S. Investment Advisors Limited, located at 2701-2 One International Finance Centre, 1 Harbour View Street, Central, Hong Kong, to serve as the fund's sub-investment adviser. Hamon is a registered investment adviser incorporated in Hong Kong. It is a wholly owned subsidiary of The Hamon Investment Group Pte Limited. Hamon, subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments. Hamon provides investment management services and offers discretionary and advisory services for institutions, corporations and pension funds, as well as various mutual funds. As of December 31, 2000, Hamon had approximately $400 million under management.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Raymond Chan has been the fund's primary portfolio manager since October 1999. Mr. Chan joined Hamon, the fund's sub-investment adviser, in April 1999. From 1994 to 1998, Mr. Chan was employed as an investment analyst and portfolio manager for LGT Asset Management in Hong Kong.

The   fund,   Dreyfus,  Hamon  and  Dreyfus  Service  Corporation  (the  fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


4



<PAGE 4>

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                                                             YEAR ENDED OCTOBER 31,
 CLASS A                                                                                 2000        1999        1998(1)
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                   14.45       12.78        12.50

 Investment operations:  Investment income (loss) -- net                                 (.34)(2)     .04(2)       .13

                         Net realized and unrealized gain (loss) on investments          4.26        1.75          .15

 Total from investment operations                                                        3.92        1.79          .28

 Distributions:          Dividends from investment income -- net                         (.11)       (.12)          --

                         Dividends from net realized gain on investments                 (.06)         --           --

 Total distributions                                                                     (.17)       (.12)          --

 Net asset value, end of period                                                         18.20       14.45        12.78

 Total return (%)(3)                                                                    27.06       14.18         2.24(4)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                             2.25        2.25         1.08(4)

 Ratio of net investment income (loss) to average net assets (%)                        (1.46)        .34         1.04(4)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                2.34        8.03         2.75(4)

 Portfolio turnover rate (%)                                                           488.33      206.09        10.65(4)
--------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                  3,712       1,721        1,442


(1)  FROM MAY 12, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.
                                                                                                     YEAR ENDED OCTOBER 31,
 CLASS B                                                                                      2000        1999        1998(1)
------------------------------------------------------------------------------------------------------------------------------------


PER-SHARE DATA ($)

 Net asset value, beginning of period                                                        14.34       12.73        12.50

 Investment operations:  Investment income (loss) -- net                                      (.49)(2)    (.05)(2)      .08

                         Net realized and unrealized gain (loss) on investments               4.23        1.74          .15

 Total from investment operations                                                             3.74        1.69          .23

 Distributions:          Dividends from investment income -- net                              (.05)       (.08)          --

                         Dividends from net realized gain on investments                      (.06)         --           --

 Total distributions                                                                          (.11)       (.08)          --

 Net asset value, end of period                                                              17.97       14.34        12.73

 Total return (%)(3)                                                                         25.95       13.36         1.84(4)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                  3.00        3.00         1.44(4)

 Ratio of net investment income (loss) to average net assets (%)                             (2.17)       (.41)         .69(4)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                     2.33        8.03         2.75(4)

 Portfolio turnover rate (%)                                                                488.33      206.09        10.65(4)
--------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                        961         268          227


(1)  FROM MAY 12, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.

                                                               The Fund       5



<PAGE 5>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                YEAR ENDED OCTOBER 31,
 CLASS C                                                                                   2000        1999        1998(1)
--------------------------------------------------------------------------------------------------------------------------------


PER-SHARE DATA ($)

 Net asset value, beginning of period                                                      14.32        12.73        12.50

 Investment operations:  Investment income (loss) -- net                                   (.54)(2)      (.05)(2)      .08

                         Net realized and unrealized gain (loss) on investments            4.29          1.74          .15

 Total from investment operations                                                          3.75          1.69          .23

 Distributions:          Dividends from investment income -- net                           (.03)         (.10)          --

                         Dividends from net realized gain on investments                   (.06)           --           --

 Total distributions                                                                       (.09)         (.10)          --

 Net asset value, end of period                                                           17.98         14.32        12.73

 Total return (%)(3)                                                                      26.10         13.38         1.84(4)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                               3.00          3.00         1.43(4)

 Ratio of net investment income (loss) to average net assets (%)                          (2.28)         (.38)         .68(4)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                  2.33          8.03         2.75(4)

 Portfolio turnover rate (%)                                                             488.33        206.09        10.65(4)
--------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                      492           356          204


(1)  FROM MAY 12, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.

                                                                                                   YEAR ENDED OCTOBER 31,
 CLASS R                                                                                      2000        1999        1998(1)
-------------------------------------------------------------------------------------------------------------------------------


PER-SHARE DATA ($)

 Net asset value, beginning of period                                                         14.49       12.79        12.50

 Investment operations:  Investment income (loss) -- net                                       (.28)(2)     .08(2)       .14

                         Net realized and unrealized gain (loss) on investments                4.26        1.75          .15

 Total from investment operations                                                              3.98        1.83          .29

 Distributions:          Dividends from investment income -- net                               (.14)       (.13)          --

                         Dividends from net realized gain on investments                       (.06)         --           --

 Total distributions                                                                           (.20)       (.13)          --

 Net asset value, end of period                                                               18.27       14.49        12.79

 Total return (%)                                                                             27.40       14.54         2.32(3)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                   2.00        2.00          .96(3)

 Ratio of net investment income (loss) to average net assets (%)                              (1.24)        .59         1.16(3)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                      2.37        8.03         2.75(3)

 Portfolio turnover rate (%)                                                                 488.33      206.09        10.65(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                          329         234          205


(1)  FROM MAY 12, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

6

<PAGE 6>


                                                                                                            PERIOD ENDED
                                                                                                             OCTOBER 31,
CLASS T                                                                                                        2000(1)
---------------------------------------------------------------------------------------------------------------------------------


PER-SHARE DATA ($)

Net asset value, beginning of period                                                                             28.76

Investment operations:  Investment income (loss) -- net                                                           (.24)(2)

                         Net realized and unrealized gain (loss) on investments                                 (10.53)

 Total from investment operations                                                                               (10.77)

 Net asset value, end of period                                                                                  17.99

 Total return (%)(3)                                                                                            (37.48)(4)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                       1.67(4)

Ratio of net investment income (loss) to average net assets (%)                                                  (1.04)(4)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)
                                                                                                                  1.46(4)

Portfolio turnover rate (%)                                                                                     488.33
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                               1

(1)  FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.


                                                               The Fund       7

<PAGE 7>


                                                                Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.


YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).


(pound) CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon

(pound) CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon

(pound) CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon

(pound) CLASS R shares are designed for eligible institu-tions on behalf of their clients (individuals may not purchase these shares directly)


(pound) CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.


Your financial representative can help you choose the share class that is appropriate for you.


Reduced Class A and Class T sales charge


LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.


RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund or any other Dreyfus Premier fund, or any fund advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

8



<PAGE 8>

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you.


--------------------------------------------------------------------------------

Sales charges


CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                      Sales charge                              Sales charge
                                                      deducted as a %                           as a % of your
Your investment                                       of offering price                         net investment
--------------------------------------------------------------------------------------------------------------------------------

                                                      Class                Class                Class                Class
                                                      A                    T                    A                    T
--------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                         5.75%                4.50%                6.10%                4.70%

$50,000 -- $99,999                                    4.50%                4.00%                4.70%                4.20%

$100,000 -- $249,999                                  3.50%                3.00%                3.60%                3.10%

$250,000 -- $499,999                                  2.50%                2.00%                2.60%                2.00%

$500,000 -- $999,999                                  2.00%                1.50%                2.00%                1.50%

$1 million or more*                                   0.00%                0.00%                0.00%                0.00%

*    A 1.00% CDSC may be charged on any shares sold within one year of purchase
     (except shares bought through dividend reinvestment).


Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                 CDSC as a % of your initial
Years since purchase             investment or your redemption
was made                         (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                    4.00%

2 -- 4 years                     3.00%

4 -- 5 years                     2.00%

5 -- 6 years                     1.00%

More than 6 years                Shares will automatically
                                 convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5: 15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------


REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS


TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR


All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.




Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and to a CDSC.

                                                        Your Investment       9




<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.


BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:


(pound) if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares


(pound) the fund will not process wire, telephone or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares




General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

(pound) refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

(pound) refuse any purchase or exchange request in excess of 1% of the fund's total assets

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound)  change its minimum investment amounts

(pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

(pound) requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.



Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

10

<PAGE 10>


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in higher taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE


LONG-TERM
CAPITAL GAINS                 8%/10%                18%/20%


Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.



Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 28% and above tax bracket, purchased after December 31, 2000.


                                                       Your Investment       11




<PAGE 11>

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from the fund into another
                                Dreyfus fund or certain
                                Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any with- drawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.


Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.


Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

12




<PAGE 12>

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

Mail your application and a check to:
Name of Fund
P.O. Box 6587, Providence,
RI 02940-6587
Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018
   * DDA# 8900337222
   * the fund name
   * the share class
   * your Social Security or tax ID number
   * name(s) of investor(s)
   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.


           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.






TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018
* DDA# 8900337222
* the fund name
* the share class
* your account number
* name(s) of investor(s)
* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.



ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.




TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds


Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.


DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.


CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.



Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                       Your Investment       13








<PAGE 13>

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company,
Custodian P.O. Box 6427,
Providence, RI 02940-6427
Attn: Institutional Processing


           By Telephone


           Automatically




TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018
* DDA# 8900337222
* the fund name
* the share class * your account number
* name of investor
* the contribution year
* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.


ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.



TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature
* your account number and fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld


Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Trust Company
P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

14








<PAGE 14>



<PAGE 15>

NOTES




                                                           For More Information

Dreyfus Premier Greater China Fund
A series of Dreyfus Premier International Funds, Inc.
--------------------------------------
SEC file number:  811-6490

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call your financial representative
or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

                                  (c) 2001 Dreyfus Service Corporation 130P0301




Dreyfus Premier European Equity Fund

Investing in European companies for long-term capital growth


PROSPECTUS March 1, 2001


_

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

                                           Dreyfus Premier European Equity Fund
                                            ----------------------------------

                                            Ticker Symbols:  NOT YET AVAILABLE

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      5

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                  11

Services for Fund Investors                                              12

Instructions for Regular Accounts                                        13

Instructions for IRAs                                                    14

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH


The fund seeks long-term capital growth. To achieve this goal, the fund invests primarily in the stocks of large-capitalization European companies. The fund's investments are selected primarily from the universe of the 300 largest European companies. The fund may invest up to 10% of its total assets in the stocks of non-European companies. The fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.


In choosing stocks, the fund establishes a global framework within which to select investments. This involves identifying and forecasting: key trends in global economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as the impact of new technologies and the globalization of industries and brands; relative values of equity securities, bonds and cash; and long-term trends in currency movements. Within markets and sectors determined to be relatively attractive, the fund seeks what it believes to be attractively priced companies that possess a sustainable competitive advantage in their market or sector. The fund generally will sell securities when themes or strategies change or when the fund determines that the company's prospects have changed or its stock is fully valued by the market.

Concepts to understand

EUROPEAN COMPANY: a company organized under the laws of a European country or for which the principal securities trading market is in Europe; or a company, wherever organized, with a majority of its assets or business in Europe.

PREFERRED STOCK: stock that pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.

CONVERTIBLE SECURITIES: corporate securities, usually preferred stock or bonds, that are exchangeable for a set amount of another form of security, usually common stock, at a prestated price.

MAIN RISKS


While stocks have historically been a choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of your investment in the fund will go up and down, which means that you could lose money.

The fund's performance will be influenced by political, social and economic factors affecting investments in companies in European countries and throughout the world. Special risks associated with investments in European companies include exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, a lack of comprehensive company information, political instability, and differing auditing and legal standards. Each of those risks could result in more volatility for the fund. While investments in all foreign countries are subject to those risks, the fund's concentration in European securities could cause the fund's performance to be more volatile than that of more geographically diversified funds.

In addition to being geographically concentrated, the fund may invest in a limited number of securities or market sectors. Typically the fund invests in 40 to 50 companies. Accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single company, group of companies or market sector.


Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Other potential risks


The fund may purchase securities of companies in initial public offerings
(IPOs). The prices of securities purchased in IPOs can be very volatile.
The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

The Fund



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's Class A performance from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The table compares the fund's average annual total return over time to that of the Financial Times Eurotop 300 Index, a broad measure of European stock market performance. Of course, past performance is no guarantee of future results. Performance for each share class will vary from the performance of the fund's other share classes due to differences in expenses.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS A SHARES

                                                              43.47  2.04
91      92      93      94      95      96      97     98     99     00

BEST QUARTER:                    Q4 '99                            +31.70%

WORST QUARTER:                   Q3 '00                             -6.52%


--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                                                                         Since
                                       Inception date                                 1 Year                            inception
---------------------------------------------------------------------------------------------------------------------------------


CLASS A                                  (12/10/98)                                     -3.83%                           18.59%

CLASS B                                  (12/10/98)                                     -2.13%                           19.96%

CLASS C                                  (12/10/98)                                      0.44%                           21.16%

CLASS R                                  (12/10/98)                                      2.33%                           22.37%

CLASS T                                   (9/30/99)                                     -3.26%                           20.94%

FINANCIAL TIMES
EUROTOP 300 INDEX                                                                       -7.47%                            6.22%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 11/30/98 IS USED AS THE
BEGINNING VALUE.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.







<PAGE 2>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                                 CLASS A       CLASS B       CLASS C       CLASS R       CLASS T
---------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                             5.75          NONE          NONE          NONE          4.50

Maximum contingent deferred sales charge (CDSC)
AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                  NONE*         4.00          1.00          NONE          NONE*
---------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS


Management fees                                                      0.90          0.90          0.90          0.90          0.90

Rule 12b-1 fees                                                      NONE          0.75          0.75          NONE          0.25

Shareholder services fee                                             0.25          0.25          0.25          NONE          0.25

Other expenses                                                       2.70          2.58          2.78          2.76          2.81
---------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                                 3.85          4.48          4.68          3.66          4.21

Fee waiver and/or expense reimbursements                           (1.60)         (1.48)        (1.68)        (1.68)        (1.71)
---------------------------------------------------------------------------------------------------------------------------------


NET OPERATING EXPENSES**                                             2.25          3.00          3.00          1.98          2.50

  * SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.


** THE DREYFUS CORPORATION HAS AGREED, UNTIL OCTOBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE FUND SO THAT FUND EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES, COMMITMENT FEES ON BORROWINGS, SHAREHOLDER SERVICES FEES AND RULE 12B-1 FEES) DO NOT EXCEED 2.00%.


Expense example

                                            1 Year             3 Years               5 Years                10 Years
--------------------------------------------------------------------------------------------------------------------------------


CLASS A                                    $790               $1,544                 $2,316                 $4,324

CLASS B
WITH REDEMPTION                            $703               $1,522                 $2,350                 $4,267***
WITHOUT REDEMPTION                         $303               $1,222                 $2,150                 $4,267***

CLASS C
WITH REDEMPTION                            $403               $1,261                 $2,225                 $4,662
WITHOUT REDEMPTION                         $303               $1,261                 $2,225                 $4,662

CLASS R                                    $201               $965                   $1,750                 $3,806

CLASS T                                    $692               $1,522                 $2,366                 $4,535


*** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
THE DATE OF PURCHASE.


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only. The one-year number and the first year of the three-, five- and ten-year numbers are based on net operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of its operation.

RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund





<PAGE 3>

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $158 billion in over 190 mutual fund portfolios. For the past fiscal year, Dreyfus waived its annual management fee of 0.90% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its affiliate, Newton Capital Management Limited, to act as sub-investment adviser. Newton, located at 71 Queen Victoria Street, London, EC4V 4DR, England, was formed in 1977 and is a wholly owned subsidiary of Newton Management Limited, itself a wholly owned subsidiary of Mellon Bank, N.A. As of December 31, 2000, Newton Management Limited and its subsidiaries, managed approximately $33 billion in discretionary separate accounts and other investment accounts.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The fund's primary portfolio manager is Joanna Bowen. Ms. Bowen joined Newton in 1993 as a European fund manager. In 1997, she was appointed an associate director of Newton.


The fund, Dreyfus, Newton and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.






<PAGE 4>

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                                                      YEAR ENDED OCTOBER 31,

CLASS A                                                                                              2000            1999(1)
--------------------------------------------------------------------------------


PER-SHARE DATA ($)

Net asset value, beginning of period                                                                 14.05            12.50

 Investment operations:  Investment income (loss) -- net                                              (.08)(2)         (.03)(2)

                         Net realized and unrealized gain (loss)
                         on investments                                                               3.99             1.58

 Total from investment operations                                                                     3.91             1.55

 Distributions:          Dividends from net realized gain on investments                             (1.19)              --

 Net asset value, end of period                                                                      16.77            14.05

 Total return (%)(3)                                                                                 28.06            12.40(4)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                           2.25             2.01(4)

Ratio of net investment income (loss) to average net assets (%)                                       (.46)            (.21)(4

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                               1.60             3.29(4)

Portfolio turnover rate (%)                                                                         137.97           104.68(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                2,251            1,205


(1)  FROM DECEMBER 10, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.


                                                                                                     YEAR ENDED OCTOBER 31,

CLASS B                                                                                              2000            1999(1)
--------------------------------------------------------------------------------


PER-SHARE DATA ($)

Net asset value, beginning of period                                                                 13.96            12.50

 Investment operations:  Investment income (loss) -- net                                              (.21)(2)         (.12)(2)

                         Net realized and unrealized gain (loss)
                         on investments                                                               3.97             1.58

 Total from investment operations                                                                     3.76             1.46

 Distributions:          Dividends from net realized gain on investments                             (1.19)              --

 Net asset value, end of period                                                                      16.53            13.96

 Total return (%)(3)                                                                                 27.11            11.68(4)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                           3.00             2.68(4)

Ratio of net investment income (loss) to average net assets (%)                                      (1.16)            (.87)(4)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                               1.48             3.29(4)

Portfolio turnover rate (%)                                                                         137.97           104.68(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                1,589              560


(1)  FROM DECEMBER 10, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.


The Fund



<PAGE 5>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                     YEAR ENDED OCTOBER 31,


CLASS C                                                                                             2000             1999(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                 13.96            12.50

 Investment operations:  Investment income (loss) -- net                                              (.21)(2)         (.12)(2)

                         Net realized and unrealized gain (loss)
                         on investments                                                               3.97             1.58

 Total from investment operations                                                                     3.76             1.46

 Distributions:          Dividends from net realized gain on investments                             (1.19)              --

 Net asset value, end of period                                                                      16.53            13.96

 Total return (%)(3)                                                                                 27.11            11.68(4)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                           3.00             2.68(4)

Ratio of net investment income (loss) to average net assets (%)                                      (1.21)            (.87)
(4)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                               1.68             3.29(4)

Portfolio turnover rate (%)                                                                         137.97           104.68(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                  960              563


(1)  FROM DECEMBER 10, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.


                                                                                                     YEAR ENDED OCTOBER 31,


CLASS R                                                                                              2000             1999(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                 14.09            12.50

 Investment operations:  Investment income (loss) -- net                                              (.03)(2)          .00(2,3)

                         Net realized and unrealized gain (loss)
                         on investments                                                               3.99             1.59

 Total from investment operations                                                                     3.96             1.59

 Distributions:          Dividends from net realized gain on investments                             (1.19)              --

 Net asset value, end of period                                                                      16.86            14.09

 Total return (%)                                                                                    28.45            12.64(4)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                           1.98             1.79(4)

Ratio of net investment income (loss) to average net assets (%)                                       (.19)             .03(4)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                               1.68             3.28(4)

Portfolio turnover rate (%)                                                                         137.97           104.68(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                  782              566


(1)  FROM DECEMBER 10, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01.          (4) NOT ANNUALIZED.



<PAGE 6>



                                                                                                      YEAR ENDED OCTOBER 31,

CLASS T                                                                                              2000             1999(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                 14.03            14.02

 Investment operations:  Investment income (loss) -- net                                              (.21)(2)         (.04)(2)

                         Net realized and unrealized gain (loss)
                         on investments                                                               3.99              .05

 Total from investment operations                                                                     3.78              .01

 Distributions:          Dividends from net realized gain on investments                             (1.19)              --

 Net asset value, end of period                                                                      16.62            14.03

 Total return (%)(3)                                                                                 27.11              .07(4)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                           2.50              .22(4)

Ratio of net investment income (loss) to average net assets (%)                                       (.73)            (.22)(4)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                               1.71              .42(4)

Portfolio turnover rate (%)                                                                         137.97           104.68(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                   1                 1

(1)  FROM SEPTEMBER 30, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31,
1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.         (4) NOT ANNUALIZED.


The Fund

<PAGE 7>


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.


YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).


 (pound) CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon

 (pound) CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon

 (pound) CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon

(pound) CLASS R shares are designed for eligible institutions on behalf of their clients (individuals may not purchase these shares directly)


 (pound) CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.


Your financial representative can help you choose the share class that is appropriate for you.

Reduced Class A and Class T sales charge


LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.


RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund or any other Dreyfus Premier fund, or any fund advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.





<PAGE 8>



Share class charges


EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you.


--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                              Sales charge
                                                     deducted as a %                           as a % of your
Your investment                                      of offering price                         net investment
--------------------------------------------------------------------------------

                                                     Class              Class                  Class               Class
                                                     A                  T                      A                   T
--------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%              4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%              4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%              3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%              2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%              1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%              0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------


REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS


TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Your Investment




<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

 (pound) if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares


 (pound) the fund will not process wire, telephone or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares


General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

 (pound) refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

(pound) refuse any purchase or exchange request in excess of 1% of the fund's total assets

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound)  change its minimum investment amounts

 (pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

(pound) requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.



<PAGE 10>


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in higher taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE


LONG-TERM
CAPITAL GAINS                 8%/10%                18%/20%


Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 28% and above tax bracket, purchased after December 31, 2000.


Your Investment




<PAGE 11>

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from the fund into another
                                Dreyfus fund or certain
                                Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.


Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.


Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.






<PAGE 12>

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund
P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900375280

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900375280

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds


Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.


DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.


CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment








<PAGE 13>

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900375280

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld


Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.









<PAGE 14>

NOTES

For More Information

Dreyfus Premier European Equity Fund

A series of Dreyfus Premier International Funds, Inc.
--------------------------------------

SEC file number:  811-6490

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal period.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation
223P0301

Dreyfus Premier Japan Fund

Investing in stocks of Japanese companies for long-term capital growth


PROSPECTUS March 1, 2001


                                       _

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

                                                     Dreyfus Premier Japan Fund
                                                --------------------------------

                                               Ticker Symbols NOT YET AVAILABLE

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      6

Your Investment
--------------------------------------------------------------------------------


Account Policies                                                          9

Distributions and Taxes                                                  12

Services for Fund Investors                                              13

Instructions for Regular Accounts                                        14

Instructions for IRAs                                                    15



For More Information
--------------------------------------------------------------------------------

SEE BACK COVER.

GOAL/APPROACH

The fund seeks long-term capital growth. To pursue this goal, the fund invests primarily in stocks of Japanese companies. Generally, the fund invests at least 60% of its assets in Japanese companies with market caps of at least $1.5 billion at the time of investment. The fund's investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.

In choosing stocks, the portfolio manager identifies and forecasts: key trends in economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as the impact of new technologies and the globalization of industries and brands; relative values of equity securities, bonds and cash; company fundamentals and long-term trends in currency movements.

Within markets and sectors determined to be relatively attractive, the portfolio manager seeks what are believed to be attractively priced companies that possess a sustainable competitive advantage in their market or sector. The portfolio manager generally will sell securities when themes or strategies change or when the portfolio manager determines that a company's prospects have changed or that its stock is fully valued by the market.

Many of the securities in which the fund invests are denominated in yen. To protect the fund against potential depreciation of the yen versus the U.S. dollar, the portfolio manager may, at times, engage in currency hedging.

Concepts to understand

JAPANESE COMPANY: a company organized under the laws of Japan or for which the principal securities trading market is Japan; or a company, wherever organized, with a majority of its assets or business in Japan.

CURRENCY HEDGING: the value of the yen can fluctuate significantly relative to the U.S. dollar and potentially result in losses for investors. To help offset such declines, the portfolio manager may employ certain techniques designed to reduce the fund's foreign currency exposure. Generally, this involves buying options, futures, or forward contracts for the foreign currency.

MAIN RISKS


While stocks have historically been a choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of your investment in the fund will go up and down, which means that you could lose money.

The fund' s performance will be influenced by political, social and economic factors affecting investments in Japanese companies. Special risks associated with investments in Japanese companies include exposure to currency fluctuations, less liquidity, a less developed or efficient trading market, a lack of comprehensive company information, political instability, and differing auditing and legal standards. Each of those risks could result in more volatility for the fund. While investments in all foreign countries are subject to those risks, the fund's concentration in Japanese securities could cause the fund' s performance to be more volatile than that of more geographically diversified funds.


Small companies carry additional risks because their operating histories tend to be more limited, their earnings less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the fund's investments will rise and fall based on investor perceptions rather than economics.


In addition to being geographically concentrated, the fund may invest in a limited number of securities or market sectors. Typically the fund invests in 40 to 50 companies. Accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single company, group of companies or market sector.


Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Other potential risks


The fund may purchase securities of companies in initial public offerings
(IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.


At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, lowering the fund's after-tax performance.


                                                               The Fund



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's Class A performance for its first full calendar year of operations. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The table compares the fund' s average annual total return over time to that of the Morgan Stanley Capital International Japan Index, a broad measure of Japanese stock market performance. Of course, past performance is no guarantee of future results. Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS A SHARES
                                                                         -9.62
91      92      93      94      95      96      97      98      99       00

BEST QUARTER:                    Q1 '00                            +32.91%

WORST QUARTER:                   Q2 '00                            -12.23%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                      Since
                                                                   inception
                                          1 Year                   (12/15/99)
--------------------------------------------------------------------------------

CLASS A                                     -14.82%                  -13.43%

CLASS B                                     -13.78%                  -12.50%

CLASS C                                     -11.14%                   -9.11%

CLASS R                                      -9.38%                   -8.19%

CLASS T                                     -13.88%                  -12.58%

MORGAN STANLEY CAPITAL INTERNATIONAL
JAPAN INDEX                                 -28.16%                  -22.10%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 11/30/99 IS USED AS THE BEGINNING VALUE.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.







<PAGE 2>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                                   CLASS A       CLASS B     CLASS C       CLASS R      CLASS T
--------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                              5.75          NONE        NONE          NONE         4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                  NONE*          4.00        1.00          NONE        NONE*
--------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS


Management fees                                                       1.00          1.00        1.00          1.00         1.00

Rule 12b-1 fee                                                        NONE          0.75        0.75          NONE         0.25

Shareholder services fee                                              0.25          0.25        0.25          NONE         0.25

Other expenses                                                        7.22          7.32        7.32          7.30         7.31
--------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                                  8.47          9.32        9.32         8.30          8.81

Fee waiver and/or expense reimbursements                            (6.22)        (6.32)      (6.32)       (6.30)        (6.31)
--------------------------------------------------------------------------------------------------------------------------------

NET OPERATING EXPENSES**                                              2.25          3.00        3.00          2.00         2.50

  *  SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00%
IF REDEEMED WITHIN ONE YEAR.

  ** THE DREYFUS CORPORATION HAS AGREED, UNTIL OCTOBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE FUND
SO THAT FUND EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES, COMMITMENT FEES ON
BORROWINGS, SHAREHOLDER SERVICES FEES AND RULE 12B-1 FEES)
DO NOT EXCEED 2.00%.


Expense example

                                               1 Year               3 Years             5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------


CLASS A                                        $790                $2,374               $3,850               $7,115

CLASS B
WITH REDEMPTION                                $703                $2,423               $3,989               $7,153***

WITHOUT REDEMPTION                             $303                $2,123               $3,789               $7,153***

CLASS C
WITH REDEMPTION                                $403                $2,123               $3,789               $7,364
WITHOUT REDEMPTION                             $303                $2,123               $3,789               $7,364

CLASS R                                        $203                $1,857               $3,403               $6,845

CLASS T                                        $692                $2,351               $3,887               $7,243

*** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
THE DATE OF PURCHASE.


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only. The one-year number and the first year of the three-, five- and ten-year numbers are based on net operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class B, Class C and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.


OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                                               The Fund





<PAGE 3>

MANAGEMENT


The fund' s investment adviser is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $158 billion in over 190 mutual fund portfolios. For the past fiscal year, Dreyfus waived its annual management fee of 1.00% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its affiliate, Newton Capital Management Limited, to serve as the fund' s sub-investment adviser. Newton, located at 71 Queen Victoria
Street, London, EC4V 4DR, England, was formed in 1977 and is a wholly owned subsidiary of Newton Management Limited, itself a wholly owned subsidiary of Mellon Bank, N.A. As of December 31, 2000, Newton Management Limited and its subsidiaries, managed approximately $33 billion in discretionary separate accounts and other investment accounts.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


The fund' s primary portfolio manager is Miki Sugimoto. She has been the fund's primary portfolio manager since the fund's inception and has been employed by
Newton    since    1995.

The fund, Dreyfus, Newton and Dreyfus Service Corporation (the fund' s distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.






<PAGE 4>

Related Performance Information for Investment Accounts


The fund has the same investment objective and follows substantially the same investment policies and strategies as two investment accounts advised by Newton -- Newton Japan Fund and Mellon Newton Universal Growth Funds Japanese Equity Fund (collectively, the "Investment Accounts"). The fund currently has the same portfolio managers as the Investment Accounts. The table at right shows average annual total return information for the Investment Accounts and for the Morgan Stanley Capital International (MSCI) Japan Index, the benchmark index of the fund and the Investment Accounts.


Investors should not consider this performance data as an indication of the future performance of the fund. The performance figures for the Investment Accounts have been calculated by Micropal on a "bid-bid" basis (i.e., the price at which an investor can sell its shares) with the accounts' gross income reinvested in U.S. dollars. The performance figures were then adjusted to reflect the deduction of the historical fees and expenses paid by the Investment Accounts (1.50% of each Investment Account's net assets), and not those to be paid by the fund. Moreover, the performance of the Investment Accounts could have been adversely affected by the imposition of certain regulatory requirements, restrictions and limitations, if the accounts had been regulated as investment companies under the U.S. federal securities and tax laws. Additionally, although it is anticipated that the fund and the Investment Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular fund holdings.


Historical performance information for the Investment Accounts and for the MSCI Japan Index for various periods ended December 31, 2000 is as follows:


--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00


                                                                                                                   Since
                                                               1 Year                    5 Year                  11/22/94*
--------------------------------------------------------------------------------------------------------------------------------

NEWTON JAPAN FUND                                              -32.67%                    +0.90%                   +0.09%

MELLON NEWTON UGF
JAPANESE EQUITY FUND                                           -33.43%                    +0.60%                   -0.94%

MSCI JAPAN INDEX**                                             -28.07%                    -4.60%                   -3.43%



   *NEWTON BEGAN MANAGING THE INVESTMENT ACCOUNTS ON NOVEMBER 22, 1994. PRIOR THERETO, THE INVESTMENT ACCOUNTS WERE MANAGED BY CAPITAL HOUSE, LLC, A SUBSIDIARY OF THE ROYAL BANK OF SCOTLAND. PERFORMANCE FOR THE MSCI JAPAN INDEX IS CALCULATED FROM OCTOBER 30, 1994.

**THE MSCI JAPAN INDEX IS A CAPITALIZATION-WEIGHTED INDEX (ADJUSTED IN U.S. DOLLARS) OF COMPANIES IN JAPAN INTENDED TO REPLICATE THE INDUSTRY COMPOSITION OF THE LOCAL MARKET. THE CHOSEN LIST OF STOCKS INCLUDES A REPRESENTATIVE SAMPLING OF LARGE, MEDIUM AND SMALL CAPITALIZATION- WEIGHTED STOCKS, TAKING EACH STOCK'S LIQUIDITY INTO ACCOUNT. THE RETURNS OF THE INDEX ASSUME REINVESTMENT NET OF WITHHOLDING TAX AND, UNLIKE FUND RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES

                                                               The Fund



<PAGE 5>


FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal period  indicated.  "Total  return"  shows  how much your investment in the fund would  have  increased  (or  decreased)  during  each  period,  assuming you had
reinvested   all   dividends   and   distributions.   These  figures  have  been
independently  audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                                                   PERIOD ENDED
                                                                                                    OCTOBER 31,

CLASS A                                                                                                 2000(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                     12.50

 Investment operations:  Investment income (loss) -- net                                                  (.17)(2)

                         Net realized and unrealized gain (loss) on investments                            .02

 Total from investment operations                                                                        (.15)

 Net asset value, end of period                                                                         12.35

 Total return (%)(3)                                                                                    (1.12)(4
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                              2.00(4)

Ratio of net investment income (loss) to average net assets (%)                                         (1.24)(4)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)
                                                                                                         5.48(4)

Portfolio turnover rate (%)                                                                            327.77(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                     507

(1)  FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.

                                                                                                      PERIOD ENDED
                                                                                                       OCTOBER 31,

CLASS B                                                                                                   2000(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                     12.50

 Investment operations:  Investment income (loss) -- net                                                  (.26)(2)

                         Net realized and unrealized gain (loss) on investments                            .03

 Total from investment operations                                                                         (.23)

 Net asset value, end of period                                                                          12.27

 Total return (%)(3)                                                                                     (1.84)(4)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                               2.64(4)

Ratio of net investment income (loss) to average net assets (%)                                          (1.88)(4)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)
                                                                                                          5.59(4)

Portfolio turnover rate (%)                                                                             327.77(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                      404

(1)  FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.



<PAGE 6>

                                                                                                      PERIOD ENDED
                                                                                                       OCTOBER 31,

CLASS C                                                                                                   2000(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                     12.50

 Investment operations:  Investment income (loss) -- net                                                  (.26)(2)

                         Net realized and unrealized gain (loss) on investments                            .03

 Total from investment operations                                                                         (.23)

 Net asset value, end of period                                                                          12.27

 Total return (%)(3)                                                                                     (1.84)(4)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                               2.64(4)

Ratio of net investment income (loss) to average net assets (%)                                          (1.88)(4)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)
                                                                                                          5.58(4)

Portfolio turnover rate (%)                                                                             327.77(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                      397

(1)  FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.

                                                                                                        PERIOD ENDED
                                                                                                          OCTOBER 31,

CLASS R                                                                                                      2000(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                       12.50

 Investment operations:  Investment income (loss) -- net                                                    (.14)(2)

                         Net realized and unrealized gain (loss) on investments                              .02

 Total from investment operations                                                                           (.12)

 Net asset value, end of period                                                                            12.38

 Total return (%)                                                                                           (.96)(3)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                 1.75(3)

Ratio of net investment income (loss) to average net assets (%)                                             (.99)(3)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)
                                                                                                            5.56(3)

Portfolio turnover rate (%)                                                                               327.77(3)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                        435

(1)  FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

                                                               The Fund

<PAGE 7>


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                        PERIOD ENDED
                                                                                                         OCTOBER 31,

CLASS T                                                                                                     2000(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                         12.50

 Investment operations:  Investment income (loss) -- net                                                      (.19)(2)

                         Net realized and unrealized gain (loss) on investments                                .02

 Total from investment operations                                                                             (.17)

 Net asset value, end of period                                                                              12.33

 Total return (%)(3)                                                                                         (1.36)(4)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                   2.18(4)

Ratio of net investment income (loss) to average net assets (%)                                              (1.42)(4)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)
                                                                                                              5.57(4)

Portfolio turnover rate (%)                                                                                 327.77(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                          395

(1)  FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.





<PAGE 8>


                                                                Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it may be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).

 (pound) CLASS A shares may be appropriate for investors who prefer to pay the fund' s sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon

 (pound) CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon

 (pound) CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon

 (pound) CLASS R shares are designed for eligible institutions on behalf of their clients (individuals may not purchase these shares directly)


 (pound) CLASS T shares may be appropriate for investors who prefer to pay the fund' s sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.


Your financial representative can help you choose the share class that is appropriate for you.

Reduced Class A and Class T sales charge


LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund or any other Dreyfus Premier fund, or any fund advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.


CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

                                                        Your Investment



<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

Share class charges

EACH  SHARE  CLASS has its own fee structure. In some cases, you may not have to pay  a sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                              Sales charge
                                                     deducted as a %                           as a % of your
Your investment                                      of offering price                         net investment
--------------------------------------------------------------------------------

                                                     Class                Class                Class                Class
                                                     A                    T                    A                    T
---------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%                4.50%                6.10%                4.70%

$50,000 -- $99,999                                   4.50%                4.00%                4.70%                4.20%


$100,000 -- $249,999                                 3.50%                3.00%                3.60%                3.10%


$250,000 -- $499,999                                 2.50%                2.00%                2.60%                2.00%

$500,000 -- $999,999                                 2.00%                1.50%                2.00%                1.50%

$1 million or more*                                  0.00%                0.00%                0.00%                0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                 CDSC as a % of your initial
Years since purchase             investment or your redemption
was made                         (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                    4.00%

2 -- 4 years                     3.00%

4 -- 5 years                     2.00%

5 -- 6 years                     1.00%

More than 6 years                Shares will automatically
                                 convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares


THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board. Foreign securities held by the fund may trade on days when the fund does not calculate its NAV and thus affect the fund's NAV on days when investors have no access to the fund.


ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5: 15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------


REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS


TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $500               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.


Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.






<PAGE 10>

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.


BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:


 (pound) if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares


 (pound) the fund will not process wire, telephone or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares


General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

 (pound) refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund' s view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

 (pound) refuse any purchase or exchange request in excess of 1% of the fund's total assets

 (pound) change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

 (pound) change its minimum investment amounts

 (pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

(pound) requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                       Your Investment

<PAGE 11>


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in higher taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE


LONG-TERM
CAPITAL GAINS                 8%/10%                18%/20%


Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 28% tax rate bracket and above, purchased after December 31, 2000.







<PAGE 12>

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              the fund into another Dreyfus fund
                                or certain Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.


Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.


Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

                                                       Your Investment




<PAGE 13>

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund

   P.O. Box 6587, Providence, RI 02940-6587
   Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund

P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900403330

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900403330

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* the share class

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.










<PAGE 14>

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427

Attn: Institutional Processing


TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld


Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427

Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900403330

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

           Automatically


ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                       Your Investment








<PAGE 15>

NOTES

NOTES

NOTES

NOTES

                                                           For More Information

Dreyfus Premier Japan Fund

A series of Dreyfus Premier International Funds, Inc.
--------------------------------------

SEC file number:  811-6490

More information on this fund is available free upon request, including the following:


Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.


Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (and is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation
296P0301



--------------------------------------------------------------------------------

                       DREYFUS PREMIER INTERNATIONAL FUNDS, INC.


                      DREYFUS PREMIER EUROPEAN EQUITY FUND
                       DREYFUS PREMIER GREATER CHINA FUND
                    DREYFUS PREMIER INTERNATIONAL GROWTH FUND
                           DREYFUS PREMIER JAPAN FUND


                 CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES
                       STATEMENT OF ADDITIONAL INFORMATION


                                  MARCH 1, 2001


--------------------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Premier International Growth Fund, Dreyfus Premier Greater China Fund, Dreyfus Premier European Equity Fund, and Dreyfus Premier Japan Fund, each dated March 1, 2001 (each, a "Fund" and collectively, the "Funds") of Dreyfus Premier International Funds, Inc. (the "Company"), as each may be revised from time to time. To obtain a copy of the relevant Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

      The most recent Annual Report and Semi-Annual Report to Shareholders for each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


                                TABLE OF CONTENTS
                                                                          Page


Description of the Company and Funds.......................................B-2
Management of the Company.................................................B-20
Management Arrangements...................................................B-28
How to Buy Shares.........................................................B-35
Distribution Plan and Shareholder Services Plan...........................B-43
How to Redeem Shares......................................................B-46
Shareholder Services......................................................B-50
Determination of Net Asset Value..........................................B-55
Dividends, Distributions and Taxes........................................B-56
Portfolio Transactions....................................................B-59
Performance Information...................................................B-63
Information About the Company and Funds...................................B-65
Counsel and Independent Auditors..........................................B-67
Appendix..................................................................B-68






                      DESCRIPTION OF THE COMPANY AND FUNDS


      The Company is a Maryland corporation formed on November 21, 1991. Each Fund is a separate portfolio of the Company, an open-end management investment company, known as a mutual fund. Each of Dreyfus Premier European Equity Fund and Dreyfus Premier Japan Fund is a diversified fund, which means that, with respect to 75% of the Fund's total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer. Each of Dreyfus Premier Greater China Fund and Dreyfus Premier International Growth Fund is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").


      The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser. The Manager has engaged Hamon U.S. Investment Advisors Limited ("Hamon") to serve as Dreyfus Premier Greater China Fund's sub-investment adviser and has engaged Newton Capital Management Limited ("Newton") to serve as Dreyfus Premier European Equity Fund's and Dreyfus Premier Japan Fund's sub-investment adviser. Hamon and Newton provide day-to-day management of the respective Fund's investments, subject to the supervision of the Manager.


      Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.


Certain Portfolio Securities

      The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

      Depositary Receipts. (All Funds) A Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

      These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

      Foreign Government Obligations; Securities of Supranational Entities. (All Funds) A Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager (or, if applicable, the Fund's sub-investment adviser) to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

      Convertible Securities. (All Funds) Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

      Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates rise and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

      Warrants. (All Funds) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. Each Fund may invest up to 5% (2% with respect to Dreyfus Premier International Growth Fund) of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

      Illiquid Securities. (All Funds) Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

      Investment Companies. (All Funds) A Fund may invest in securities issued by investment companies. Under the 1940 Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

      Money Market Instruments. (All Funds) When the Manager (or, if applicable, the Fund's sub-investment adviser) determines that adverse market conditions exist, a Fund may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. A Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

      Mortgage-Related Securities. (Dreyfus Premier International Growth Fund only) Mortgage-related securities are a form of derivative security collateralized by pools of mortgages. The mortgage-related securities which may be purchased include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates, as well as stripped mortgage-backed securities. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage-backed securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral.

      As with other interest-bearing securities, the prices of certain of these securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Fund's mortgage-related securities to decrease broadly, the Fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase.

      The U.S. Government securities that the Fund may purchase include mortgage-related securities, such as those issued by the Government National Mortgage Association, the Federal Mortgage Association and the Federal Home Loan Mortgage Corporation. The Fund also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. The Fund intends to invest less than 5% of its assets in mortgage-related securities.

      Municipal Obligations. (Dreyfus Premier International Growth Fund only) Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligations and purchased and sold separately. The Fund also may acquire call options on specific municipal obligations. The Fund generally would purchase these call options to protect the Fund from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

      While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain issues of municipal obligations, both taxable and non-taxable, offer yields comparable and in some cases greater than the yields available on other permissible Fund investments. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from municipal obligations generally will be subject to Federal income tax. The Fund will invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Fund investments. The Fund may invest up to 25% of its assets in municipal obligations; however, it currently intends to limit such investments to 5% of its assets. These percentages may be varied from time to time without shareholder approval.


      Zero Coupon, Pay-In-Kind and Step-up Securities. (Dreyfus Premier International Growth Fund only) The Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The Fund also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The Fund may invest in pay-in-kind bonds which are bonds which generally pay interest through the issuance of additional bonds. The Fund also may purchase step-up coupon bonds which are debt securities which typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than securities having similar maturities and credit qualities. In addition, unlike bonds that pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "Dividends, Distributions and Taxes." The Fund currently intends to invest less than 5% of its assets in zero coupon securities.


Investment Techniques

      The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

      Foreign Currency Transactions. (All Funds) Each Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

      Foreign currency transactions may involve, for example, a Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. A Fund may engage in cross currency hedging against price movements between currencies other than the U.S. dollar caused by currency exchange rate fluctuations. A Fund's success in these transactions will depend principally on the ability of the Manager (or, if applicable, the Fund's sub-investment adviser) to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

      Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

      Leverage. (All Funds) Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires a Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

      A Fund may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. To the extent a Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by a Fund. Except for these transactions, a Fund's borrowings generally will be unsecured.

      Short-Selling. (All Funds) In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.


      A Fund will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the relevant Fund's net assets.


      A Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of a Fund's net assets be in deposits on short sales against the box.

      Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) segregate permissible liquid assets in an amount that, together with the amount deposited as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.


      Derivatives. (All Funds) Each Fund may invest in, or enter into, derivatives, such as options and futures and, with respect to Dreyfus Premier International Growth Fund, mortgage-related securities. A Fund may invest in, or enter into, derivatives, such as options and futures, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than "traditional" securities would.


      Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.

      If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.


      Although neither the Company nor any Fund will be a commodity pool, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. A Fund may invest in futures contracts and options with respect thereto for bona fide hedging purposes as defined by the Commodity Futures Trading Commission without limit. However, a Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


      Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager (or, if applicable, the Fund's sub-investment adviser) will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Futures Transactions--In General. (All Funds) A Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities which are traded on domestic exchanges or those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

      Engaging in these transactions involves risk of loss to a Fund which could adversely affect the value of the Fund's net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

      Successful use of futures by a Fund also is subject to the ability of the Manager (or, if applicable, the Fund's sub-investment adviser) to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Fund may have to sell such securities at a time when it may be disadvantageous to do so.

      Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

Specific Futures Transactions. A Fund may purchase and sell stock index futures contracts. A stock index future obligates a Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

      A Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

      Each Fund may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

Options--In General. (All Funds) Each Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. A Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

      A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

      There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. A Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

      A Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

      A Fund may purchase cash-settlement options on interest rate swaps, interest rate swaps denominated in foreign currency and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

      Successful use by a Fund of options and options on futures will be subject to the ability of the Manager (or, if applicable, the Fund's sub-investment adviser) to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, a Fund may incur losses.


      Future Developments. (All Funds) A Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other Derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.


      Forward Commitments. (All Funds) A Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

      Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

      Lending Portfolio Securities. (All Funds, except Dreyfus Premier Greater China Fund) Each of these Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund continues to be entitled to payments in amounts equal to the dividends, interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.


Certain Investment Considerations and Risks


      Foreign Securities. (All Funds) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

      Because evidences of ownership of foreign securities usually are held outside the United States, a Fund investing in such securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.


      Developing countries or emerging markets have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Funds have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. Although Dreyfus Premier European Equity Fund expects to invest primarily in the stocks of companies located in developed European countries, the Fund may invest in the stocks of companies located in certain European countries which are considered to be emerging markets.



      Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.


      Lower Rated Securities. (Dreyfus Premier International Growth Fund and Dreyfus Premier Greater China Fund) Each of these Funds may invest a portion of its assets in higher yielding (and, therefore, higher risk) debt securities, such as those rated below Baa by Moody's Investors Service, Inc. ("Moody's") and below BBB by Standard & Poor's Ratings Services ("S&P") and Fitch IBCA Duff & Phelps ("Fitch and with the other rating agencies, the "Rating Agencies") and, with respect to Dreyfus Premier International Growth Fund, as low as Caa by Moody's or CCC by S&P or Fitch, and, with respect to Dreyfus Premier Greater China Fund, as low as the lowest rating assigned by the Rating Agencies (commonly known as junk bonds). They may be subject to certain risks and to greater market fluctuations than lower yielding investment grade securities. See "Appendix" for a general description of the Rating Agencies' ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. These Funds will rely on the Manager's (or, if applicable, the Fund's sub-investment adviser's) judgment, analysis and experience in evaluating the creditworthiness of an issuer.


      You should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

      Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

      Because there is no established retail secondary market for many of these securities, a Fund may be able to sell such securities only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.


      These securities may be particularly susceptible to economic downturns. An economic recession downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for lower rated securities. It is likely that an economic recession also could disrupt severely the market for such securities and have an adverse impact on their value.


      A Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. No Fund has any arrangement with any persons concerning the acquisition of such securities, and the Manager (or, if applicable, the Fund's sub-investment adviser) will review carefully the credit and other characteristics pertinent to such new issues, in accordance with the Fund's management policies.


      The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon bonds, pay-in-kind bonds and step-up bonds in which Dreyfus Premier International Growth Fund may invest up to 5% of its net assets. In addition to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volitile during the period no interest is paid.


      Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

      Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.


      Dreyfus Premier International Growth Fund only. The Fund has adopted investment restrictions numbered 1 through 12 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 13 and 14 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Dreyfus Premier International Growth Fund may not:


     1. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets.

     2. Invest in commodities, except that the Fund may invest in futures contracts and options on futures contracts as described in the Fund's Prospectus and this Statement of Additional Information.

     3. Purchase, hold or deal in real estate, real estate investment trust securities, real estate limited partnership interests, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

     4. Borrow money, except as described in the Fund's Prospectus and this Statement of Additional Information. For purposes of this investment restriction, the entry into options, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     5. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, futures contracts, including those relating to indices, and options on futures contracts or indices.

     6. Lend any funds or other assets except through the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or the purchase of bankers' acceptances and commercial paper of corporations. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

     7. Act as an underwriter of securities of other issuers.

     8. Purchase, sell or write puts, calls or combinations thereof, except as described in the Fund's Prospectus and this Statement of Additional Information.

     9. Purchase warrants in excess of 2% of its net assets. For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by the Fund in units or attached to securities shall not be included within this 2% restriction.

     10. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except as permitted in Investment Restriction Nos. 2, 4, 5 and 8.

     11. Invest more than 25% of its assets in the securities of issuers in any particular industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     12. Invest in the securities of a company for the purpose of exercising management or control.

     13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.


     14. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.


                                         * * *


      Dreyfus Premier Greater China Fund only. The Fund has adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. Investment restrictions numbered 9 through 11 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Dreyfus Premier Greater China Fund may not:


            1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

            2. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

            3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

            4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

            5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

            6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

            7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 2, 4, 8 and 9 may be deemed to give rise to a senior security.

            8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

            9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

            10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.


           11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.


                                         * * *


      Dreyfus Premier European Equity Fund and Dreyfus Premier Japan Fund. Each of these Funds has adopted investment restrictions numbered 1 through 10 as fundamental policies, which cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 11 through 14 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Neither of these Funds may:


            1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

            2. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations.

            3. Purchase the securities of any issuer if such purchase would cause the Fund to hold more than 10% of the voting securities of such issuer. This restriction applies only with respect to 75% of the Fund's total assets.

            4. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

            5. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

            6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

            7. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

            8. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

            9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 4, 6, 10 and 11 may be deemed to give rise to a senior security.

            10. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

            11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

            12. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns as a shareholder in accordance with its views.

            13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.


     14. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.


                                         * * *

      If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


                            MANAGEMENT OF THE COMPANY

      The Company's Board is responsible for the management and supervision of each Fund. The Board approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:


  The Dreyfus Corporation................    Investment Adviser
  Hamon U.S. Investment Advisors Limited.    Sub-Investment Adviser to Dreyfus
                                                Premier Greater China Fund
  Newton Capital Management Limited......    Sub-Investment Adviser to Dreyfus
                                                Premier European Equity Fund and
                                                Dreyfus Premier Japan Fund
  Dreyfus Service Corporation............    Distributor
  Dreyfus Transfer, Inc..................    Transfer Agent
  The Bank of New York...................    Custodian


 ......Board members and officers of the Company, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Company


JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the
      Board of various funds in the Dreyfus Family of Funds. He also is a director of The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc., a provider of various outsourcing functions for small and medium size companies, The Newark Group, a privately held company providing a national network of paper recovery facilities, paper board mills and paper board converting plants, and QuikCAT.com, Inc., a private company engaged in the development of high speed movement, routing, storage and encryption of data across cable, wireless and all other modes of data transport. Prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of the Distributor. From August 1994 to December 31, 1994, he was a director of Mellon Financial Corporation. He is 57 years old and his address is 200 Park Avenue, New York, New York 10166.

GORDON J. DAVIS, Board Member. President of Lincoln Center for the Performing
      Arts, Inc. since January 1, 2001. From October 1994 to December 2000, he was a senior partner with the law firm of LeBoeuf, Lamb, Greene & MacRae. From 1983 to September 1994, Mr. Davis was a senior partner with the law firm of Lord Day & Lord, Barrett Smith. From 1978 to 1983, he was Commissioner of Parks and Recreation for the City of New York. He also is a Director of Consolidated Edison, a utility company, and Phoenix Home Life Insurance Company and a member of various other not-for-profit boards. He is 59 years old and his address is 241 Central Park West, New York, New York 10024.

DAVID P. FELDMAN, Board Member. A director of several mutual funds in the 59
      Wall Street Mutual Funds Group, and of the Jeffrey Company, a private investment company. He was employed by AT&T from July 1961 to his retirement in April 1997, most recently serving as Chairman and Chief Executive Officer of AT&T Investment Management Corporation. He is 61 years old and his address is 466 Lexington Avenue, New York, New York 10017.

LYNN MARTIN, Board Member. Professor, J.L. Kellogg Graduate School of
     Management, Northwestern University. During the Spring Semester 1993, she was a Visiting Fellow at the Institute of Politics, Kennedy School of Government, Harvard University. She also is an advisor to the international accounting firm of Deloitte & Touche, LLP and chair of its Council for the Advancement of Women. From January 1991 through January 1993, Ms. Martin served as Secretary of the United States Department of Labor. From 1981 to 1991, she served in the United States House of Representatives as a Congresswoman from the State of Illinois. She also is a Director of Harcourt General, Inc., SBC Communications, Inc., Ryder System, Inc., The Proctor & Gamble Co., a consumer company, and TRW, Inc., an aerospace and automotive equipment company. She is 61 years old and her address is c/o Deloitte & Touche, LLP, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

DANIEL ROSE, Board Member. Chairman and Chief Executive Officer of Rose
     Associates, Inc., a New York based real estate development and management firm. In July 1994, Mr. Rose received a Presidential appointment to serve as a Director and Vice Chairman of the Baltic-American Enterprise Fund, which will make equity investments and loans, and provide technical business assistance to new business concerns in the Baltic states. He is also past Chairman of the Housing Committee of the Real Estate Board of New York, Inc., and is President of the Harlem Educational Activities Fund, Inc. He is 71 years old and his address is c/o Rose Associates, Inc., 200 Madison Avenue, New York, New York 10016.

PHILIP L. TOIA, Board Member. Retired. Mr. Toia was employed by the Manager from
     August 1986 through January 1997, most recently serving as Vice Chairman, Administration and Operations. He is 67 years old and his address is 715 Hideaway Circle West, Marco Island, Florida 34145.

SANDER VANOCUR, Board Member. Since January 1992, President of Old Owl
     Communications, a full-service communications firm. From May 1995 to June 1996, Mr. Vanocur was a Professional in Residence at the Freedom Forum in Arlington, VA, from January 1994 to May 1995, he served as Visiting Professional Scholar at the Freedom Forum Amendment Center at Vanderbilt University, and from November 1989 to November 1995, he was a director of the Damon Runyon-Walter Winchell Cancer Research Fund. From June 1977 to December 1991, he was a Senior Correspondent of ABC News and, from October 1986 to December 1991, he was Anchor of the ABC News program "Business World," a weekly business program on the ABC television network. He is 73 years old and his address is 2928 P Street, N.W., Washington, DC 20007.

ANNE WEXLER, Board Member. Chairman of the Wexler Group, consultants specializing in government relations and public affairs. She also is a director of Alumax, Comcast Corporation, The New England Electric System, NOVA Corporation and a member of the board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, Visiting Committee of the John F. Kennedy School of Government at Harvard University and is a Board member of the Economic Club of Washington. She is 71 years old and her address is c/o The Wexler Group, 1317 F Street, Suite 600, N.W., Washington, DC 20004.





      The Company has a standing nominating committee comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Company for election to the Company's Board.


      Currently, the Company typically pays its Board members its allocated portion of an annual retainer of $30,000 and a fee of $4,000 per meeting ($500 per telephone meeting) attended for the Company and eight other funds comprised of eight portfolios in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by the Company for the fiscal year ended October 31, 2000, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation)* during the year ended December 31, 2000, pursuant to compensation schedules currently and in effect were as follows:



                                                        Total Compensation from
                              Aggregate Compensation   Company and Fund Complex
Name of Board Member              from Company**              Paid to Board
                                                               Member


Gordon J. Davis                       $2,690                 $102,335 (29)

Joseph S. DiMartino                   $3,620                 $805,537 (194)

David P. Feldman                      $2,897                 $176,613 (56)

Lynn Martin                           $2,222                 $43,085 (14)

Eugene McCarthy***                      $764                 $14,063 (14)

Daniel Rose                           $2,472                 $88,297 (31)

Philip L. Toia                        $2,897                 $48,835 (14)

Sander Vanocur                        $2,679                 $96,047 (31)

Anne Wexler                           $2,179                 $88,375 (28)

Rex Wilder****                        $2,246                 $38,121 (14)
---------------------------
* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board member serves.
** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $7,163 for all Board members as a group.
***  Emeritus Board member since March 29, 1996.
**** Emeritus Board member since October 4, 2000.


Officers of the Company

STEPHEN E. CANTER, President. President, Chief Operating Officer, and Chief
     Investment Officer of the Manager, and an officer of 94 investment companies (comprised of 178 portfolios) managed by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 55 years old.

MARK N. JACOBS, Vice President. Vice President, General Counsel and Secretary of the Manager, and an officer of 95 investment companies (comprised of 195 portfolios) managed by the Manager. He is 54 years old.

JOSEPH CONNOLLY, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of 95 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old.

MICHAEL A. ROSENBERG, Secretary. Associate General Counsel of the Manager, and an officer of 94 investment companies (comprised of 182 portfolios) managed by the Manager. He is 41 years old.

STEVEN F. NEWMAN, Assistant Secretary. Associate General Counsel and Assistant
     Secretary of the Manager, and an officer of 95 investment companies (comprised of 195 portfolios) managed by the Manager. He is 51 years old.

JAMES WINDELS, Assistant Treasurer. Senior Treasury Manager of the Manager, and an officer of 25 other investment companies (comprised of 99 portfolios) managed by the Manager. He is 42 years old.

      The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.


      The Company's Board members and officers, as a group, owned less than 1% of each Fund's voting securities outstanding on February 2, 2001.


      The following shareholders owned of record 5% or more of the indicated Fund's shares outstanding on February 2, 2001:

                                                   Percent of Total
                                                    Shares of Class
Name and Addresses                                    Outstanding

Dreyfus Premier Greater China Fund

MBC Investments Corporation                           54.79% (Class A)
C/o Mellon Bank                                       29.31% (Class B)
Attn: Michael Botsford                                56.69% (Class C)
919 N. Market St.                                     91.38% (Class R)
Wilmington, DE  19801-3023                            53.43% (Class T)

Charles Schwab & Co., Inc.
Special Custody Account
FBO Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122                         21.16% (Class A)

Merrill Lynch, Pierce, Fenner & Smith
Inc. for the Sole Benefit of its
Customers
Attn: Fund Administration
A/C 97HT5
4800 Deer Lake Dr. E Fl. 3                             5.02% (Class B)
Jacksonville, FL 32246-6484


Merrill Lynch, Pierce, Fenner & Smith
Inc. for the Sole Benefit of its
Customers
Attn: Fund Administration
A/C 97BY0
4800 Deer Lake Dr. E Fl. 3                            12.99% (Class C)
Jacksonville, FL 32246-6484

Prudential Securities Inc.
F/B/O Mr. J. Chang
Mr. J.H. Chang
Co-Ttees, TWGCI 401K PS Plan
DTD 06/15/00, F/B/O Ester A. Chang
Mclean, VA  22102-4402                                46.57% (Class T)


Dreyfus Premier International Growth
Fund

Boston Safe Deposit & Trust Co. TT
As Agent-Omnibus Account
Dreyfus Retirement Services
AIM# 026-0027
135 Santilli Highway
Everett, MA  02149-1906                               12.25% (Class A)

Merrill Lynch, Pierce, Fenner & Smith
Inc. for the Sole Benefit of its
Customers
Attn: Fund Administration
A/C 97AG7
4800 Deer Lake Dr. E Fl. 3                            10.99% (Class B)
Jacksonville, FL 32246-6484

Merrill Lynch, Pierce, Fenner & Smith
Inc. for the Sole Benefit of its
Customers
Attn: Fund Administration
A/C 97HT5
4800 Deer Lake Dr. E Fl. 3                            14.34% (Class C)
Jacksonville, FL 32246-6484

Lewco Securities Corp.
F/B/O A/C # H45-401178-4-01
34 Exchange Place 4th Floor
Jersey City, NJ  07302-3885                            7.74% (Class C)

Donaldson Lufkin & Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-9998                            6.31% (Class C)

Mac & Co.
108431SG004
P.O. Box 534005
Pittsburgh, PA  15253-4005                            38.54% (Class R)

Mac & Co.
108431SG012
P.O. Box 534005
Pittsburgh, PA  15253-4005                            38.54% (Class R)

First Clearing Corporation
A/C 3805-4804
Jim & Deborah Godwin Foundation
#10 Dunnam Lane
Houston, TX  77024-6543                               10.00% (Class R)

A G Edwards & Sons Inc, Cust.
FBO E. Michael Martin
Rollover IRA
11 Old Oak Lane
Gulfport, MS  39503-6225                             100.00% (Class T)


Dreyfus Premier European Equity Fund

MBC Investments Corporation                           59.24% (Class A)
c/o Mellon Bank                                       38.09% (Class B)
Attn: Michael Botsford                                65.33% (Class C)
919 N. Market St.                                     92.50% (Class R)
Wilmington, DE 19801-3023                            100.00% (Class T)

Clarence S. Brooks
1241 N. Vista St.
Los Angeles, CA 90046-6648                             8.37% (Class A)

Donaldson Lufkin & Jenrette
Securities Corporation Inc
P. O. Box 2052
Jersey City, NJ 07303-9998                             5.19% (Class A)


Merrill Lynch, Pierce, Fenner & Smith
Inc. for the Sole Benefit of its
Customers
Attn: Fund Administration
A/C 97BY1                                               6.97% (Class B)
4800 Deer Lake Dr. E Fl. 3
Jacksonville, FL 32246-6484

BNY Clearing Services
FBO Valentina Popova &
Aleksandr Popova JT TEN
A/C 67600699
111 E. Kilbourn Avenue
Milwaukee, WI  53202-6611                               5.15% (Class B)

Merrill Lynch, Pierce, Fenner & Smith
Inc. for the Sole Benefit of its
Customers
Attn: Fund Administration
A/C 97G65
4800 Deer Lake Dr. E Fl. 3                             18.74% (Class C)
Jacksonville, FL 32246-6484

Bost. & Co.
1011091800
P.O. Box 534005
Pittsburgh, PA  15253-4005                              5.68% (Class R)


Dreyfus Premier Japan Fund

MBCIC                                                  79.22% (Class A)
c/o Mellon Bank                                        97.15% (Class B)
Attn:  Michael Botsford                                98.90% (Class C)
919 N. Market St.                                      91.06% (Class R)
Wilmington, DE 19801-3023                             100.00% (Class T)

Merrill Lynch, Pierce, Fenner & Smith
Inc. for the Sole Benefit of its
Customers
Attn: Fund Administration
A/C 97BY0
4800 Deer Lake Dr. E Fl. 3                              6.81% (Class A)
Jacksonville, FL 32246-6484

Bost. & Co.
10110918000
P.O. Box 534005
Pittsburgh, PA  15253-4005                              8.94% (Class R)


      A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of that Fund.


                             MANAGEMENT ARRANGEMENTS


      Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global multibank financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty largest bank holding companies in the United States based on total assets.


      The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Manager and the Company. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board or
(ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Company's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).


     The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Thomas F. Eggers, Vice Chairman--Institutional and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Senior Vice President; Patrice M. Kozlowski, Senior Vice President--Corporate Communications; Mark N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President--Product Development; Mary Beth Leibig, Vice President--Human Resources; Ray Van Cott, Vice President--Information Systems; Theodore A. Schachar, Vice President--Tax; Wendy Strutt, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliot, Martin G. McGuinn, Richard W. Sabo and Richard F. Syron, directors.


      Sub-Investment Advisers. With respect to Dreyfus Premier Greater China Fund, the Manager has entered into a Sub-Investment Advisory Agreement (the "Hamon Sub-Advisory Agreement") with Hamon. As to such Fund, the Hamon Sub-Advisory Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Hamon, by vote cast in person at a meeting called for the purpose of voting on such approval. The Hamon Sub-Advisory Agreement is terminable without penalty, (i) by the Manager on 60 days' notice, (ii) by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or
(iii) upon not less than 90 days' notice, by Hamon. The Hamon Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of Hamon: Hugh A. Simon and Alfredo P. Lobo.

      With respect to each of Dreyfus Premier European Equity Fund and Dreyfus Premier Japan Fund, the Manager has entered into a Sub-Investment Advisory Agreement (the "Newton Sub-Advisory Agreement") with Newton. As to each such Fund, the Newton Sub-Advisory Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Newton, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each such Fund, the Newton Sub-Advisory Agreement is terminable without penalty, (i) by the Manager on 60 days' notice, (ii) by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or (iii) upon not less than 90 days' notice, by Newton. The Newton Sub-Advisory Agreement will terminate automatically, as to each such Fund, in the event of its assignment (as defined in the 1940 Act).

      The following persons are officers and/or directors of Newton: Roger Butler, Colin Harris, Jonathan Powell, Shreekant Panday, Richard Harris, Susan Duffy and Paul Butler.


      The Manager manages each Fund's investments in accordance with the stated policies of such Fund, subject to the approval of the Company's Board. Hamon, with respect to Dreyfus Premier Greater China Fund, and Newton, with respect to each of Dreyfus Premier European Equity Fund and Dreyfus Premier Japan Fund, provide day-to-day management of the relevant Fund's investments, subject to the supervision of the Manager and the Company's Board. Each Fund's adviser is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. Dreyfus Premier International Growth Fund's portfolio manager is Douglas Loeffler, Dreyfus Premier Greater China Fund's portfolio manager is Raymond Chan, Dreyfus Premier European Equity Fund's portfolio managers are Joanna Bowen and Keiran Gallagher, and Dreyfus Premier Japan Fund's portfolio manager is Miki Sugimoto.


      The Manager, Hamon and Newton also maintain research departments with professional portfolio managers and securities analysts who provide research services for the Funds and for other funds advised by the Manager, Hamon or Newton.

      The Manager maintains office facilities on behalf of the Company, and furnishes statistical and research data, clerical help, data processing, bookkeeping and internal auditing and certain other required services to the Company. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

      Mellon Bank, N.A., the Manager's parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Fund. The Manager has informed the Company that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.


      The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


      All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by the Manager (or, if applicable, the Fund's sub-investment adviser). The expenses borne by the Company include: organizational costs, taxes, interest, loan commitment fees, distributions and interest paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or any sub-investment adviser or any affiliates thereof, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Company's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and corporate meetings, and any extraordinary expenses. In addition, each Fund's Class B, Class C and Class T shares are subject to an annual distribution fee and Class A, Class B, Class C and Class T shares are subject to an annual service fee. See "Distribution Plan and Shareholder Services Plan." Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Company are allocated among the Funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Fund.


      As compensation for the Manager's services to the Company, the Company has agreed to pay the Manager a monthly management fee at the annual rate of 0.75% of the value of Dreyfus Premier International Growth Fund's average daily net assets, 1.25% of the value of Dreyfus Premier Greater China Fund's average daily net assets, 0.90% of the value of Dreyfus Premier European Equity Fund's average daily net assets and 1.00% of the value of Dreyfus Premier Japan Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of distributions to shareholders.

      For the fiscal years and/or periods ended October 31, 1998, 1999 and 2000, the management fees payable by each indicated Fund, the amounts waived by the Manager, and the actual net fees paid by each Fund, were as follows:



Name of        Management Fee Payable                    Reduction in Fee                  Net Fee Paid
Fund
------------  ------------------------------         --------------------------      -----------------------
                1998        1999        2000        1998        1999        2000        1998        1999         2000
                ----        ----        ----        ----        ----        ----        ----        ----         ----

Dreyfus       $914,927    $640,711      $766,552         $0          $0         $0    $914,927    $640,711     $766,552
Premier
International
Growth Fund

Dreyfus       $ 11,677    $ 28,506      $ 72,599    $11,677     $28,506     $72,599         $0          $0           $0
Premier
Greater
China Fund

Dreyfus            N/A    $ 22,192(1)   $ 47,218        N/A     $22,192    $47,218         N/A          $0           $0
Premier
European
Equity Fund

Dreyfus            N/A         N/A      $ 20,591(2)     N/A         N/A    $20,591         N/A         N/A           $0
Premier
Japan Fund
---------------------------

(1)  For the period December 10, 1998 (commencement of operations) through
     October 31, 1999.
(2)  For the period December 15, 1999 (commencement of operations) through
     October 31, 2000.


      As compensation for Hamon's services, the Manager has agreed to pay Hamon a monthly sub-advisory fee at the annual rate of 0.625% of the value of Dreyfus Premier Greater China Fund's average daily net assets. The sub-advisory fees payable by the Manager to Hamon for the fiscal years ended October 31, 1998, 1999 and 2000 amounted to $5,838, $14,253 and $32,289, respectively, of which $5,838, $14,253 and $32,289, respectively, was waived, resulting in no sub-investment advisory fees being paid in the periods.


      As compensation for Newton's services, the Manager has agreed to pay Newton a monthly sub-advisory fee at the annual rate set forth below as a percentage of each of Dreyfus Premier European Equity Fund's and Dreyfus Premier Japan Fund's average daily net assets:

                                           Annual Fee as a Percentage of
      Average Daily Net Assets             the Fund's Average Daily Net
      ------------------------                -------------------------
                                                       Assets
                                                       ------
      0 to $100 million...................             .35%
      $100 million to $1 billion..........             .30%
      $1 billion to $1.5 billion..........             .26%
      $1.5 billion or more................             .20%


      The sub-advisory fee payable by the Manager to Newton with respect to Dreyfus Premier European Equity Fund for the period from December 10, 1998 (commencement of operations) through October 31, 1999 and for the fiscal year ended October 31, 2000 amounted to $8,630 and $37,985, respectively, of which $8,630 and $37,895, respectively, was waived. The sub-advisory fee payable by the Manager to Newton with respect to Dreyfus Premier Japan Fund for the period from December 15, 1999 (commencement of operations) through October 31, 2000 amounted to $17,150, all of which was waived, resulting in no sub-investment advisory fees being paid in the periods.


      As to each Fund, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

      The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's net assets increases.


      Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually.

     From August 23, 1994 through March 21, 2000, Premier Mutual Fund Services, Inc. ("Premier") acted as the Company's distributor. Therefore, the disclosure below of amounts retained on the sale of Fund shares for the fiscal years ended October 31, 1998 and 1999, and for the period from November 1, 1999 through March 21, 2000 refers to amounts retained by Premier and for the period from March 22, 2000 through October 31, 2000 refers to amounts retained by the Distributor from sales loads with respect to Class A and Class T, and from contingent deferred sales charges ("CDSCs") with respect to Class B and Class C for such periods.

      The disclosure below of amounts retained on the sale of Fund shares for the fiscal year ended October 31, 2000 refers to the aggregate amount retained by the Distributor and Premier from sale loads with respect to Class A and Class T, and from CDSCs with respect to Class B and Class C for that period.



                            CLASS A
                                             Period from
                      Fiscal      Fiscal     November 1,     Period from
                      Year        Year       1999            March 22, 2000     Fiscal
                      Ended       Ended      through         through            Year Ended
Name of Fund          1998        1999       March 21, 2000  October 31, 2000   2000
------------          ------      ------     --------------  ----------------   -----------

Dreyfus Premier       $2,293      $1,507     $4,704          $4,775             $9,479
International Growth
Fund

Dreyfus Premier            0         112      2,511           5,182              7,693
Greater China Fund

Dreyfus Premier          N/A           0(1)      31             584                615
European Equity Fund

Dreyfus Premier          N/A         N/A       0(2)             220                220
Japan Fund



                            CLASS B
                                             Period from
                      Fiscal      Fiscal     November 1,     Period from
                      Year        Year       1999            March 22, 2000     Fiscal
                      Ended       Ended      through         through            Year Ended
Name of Fund          1998        1999       March 21, 2000  October 31, 2000   2000
------------          ------      ------     --------------  ----------------   -----------

Dreyfus Premier       $142,298    $88,319     $7,246         $8,156             $15,402
International Growth
Fund

Dreyfus Premier              0        134        193          2,074               2,267
Greater China Fund

Dreyfus Premier            N/A          0(1)       0          4,237               4,237
European Equity Fund

Dreyfus Premier            N/A        N/A          0(2)           0                   0
Japan Fund


                            CLASS C
                                             Period from
                      Fiscal      Fiscal     November 1,     Period from
                      Year        Year       1999            March 22, 2000     Fiscal
                      Ended       Ended      through         through            Year Ended
Name of Fund          1998        1999       March 21, 2000  October 31, 2000   2000
------------          ------      ------     --------------  ----------------   -----------

Dreyfus Premier         $780      $641       $238            $4,348             $4,586
International Growth
Fund

Dreyfus Premier            0         4         66                35                101
Greater China Fund

Dreyfus Premier          N/A         0(1)       0                 0                  0
European Equity Fund

Dreyfus Premier          N/A       N/A          0(2)            125                125
Japan Fund

                            CLASS T
                                             Period from
                      Fiscal      Fiscal     November 1,     Period from
                      Year        Year       1999            March 22, 2000     Fiscal
                      Ended       Ended      through         through            Year Ended
Name of Fund          1998        1999       March 21, 2000  October 31, 2000   2000
------------          ------      ------     --------------  ----------------   -----------

Dreyfus Premier          N/A       N/A         $0(3)             $0                 $0
International Growth
Fund

Dreyfus Premier          N/A       N/A          0(3)              3                  3
Greater China Fund

Dreyfus Premier          N/A         0(4)       0(3)              0                  0
European Equity Fund

Dreyfus Premier          N/A       N/A          0(2)              0                  0
Japan Fund
-----------------------
1    For the period December 10, 1998 (commencement of operations) through
     October 31, 1999.
2    For the period December 15, 1999 (commencement of operations) through March
     21, 2000.
3    For the period March 1, 2000 (commencement of operations) through March 21,
     2000.
4    For the period September 30, 1999 (commencement of operations) through
     October 31, 1999.



      The Distributor may pay dealers a fee based on the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate assets eligible for investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it.





      Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses.

       The Bank of New York (the "Custodian"), 100 Church Street, New York, New York 10286, acts as custodian of each Fund's investments. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a custody agreement with the Company, the Custodian holds each Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of each Fund's assets held in custody and receives certain securities transactions charges.


                                HOW TO BUY SHARES

      General. Class A shares, Class B shares, Class C shares and Class T shares may be purchased only by clients of certain financial institutions (which may include banks), securities dealers ("Selected Dealers") and other industry professionals (collectively, "Service Agents"), except that full-time or part-time employees the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent.

      Class R shares are offered only to institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). The term "Retirement Plans" does not include IRAs or IRA "Rollover Accounts." Class R shares may be purchased for a Retirement Plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

      When purchasing Fund shares, you must specify which Class is being purchased. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Company reserves the right to reject any purchase order.

      Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard.

      The minimum initial investment is $1,000. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed to certain Retirement Plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

      Fund shares also may be purchased through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege and Dreyfus Payroll Savings Plan described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.


      Fund shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. For purposes of determining net asset value, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. For further information regarding the methods employed in valuing the Funds' investments, see "Determination of Net Asset Value."

      If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., Eastern time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through a dealer as provided below.

      Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.





      Class A Shares. The public offering price for Class A shares is the net asset value per share of that Class plus, except for shareholders beneficially owning Class A shares of Dreyfus Premier International Growth Fund on November 30, 1996, a sales load as shown below:

                                       TOTAL SALES LOAD - CLASS A
                                        --------------------------
                                        AS A % OF      AS A % OF      DEALERS'
AMOUNT OF TRANSACTION                   OFFERING       NET ASSET     REALLOWANCE
---------------------
                                        PRICE PER      VALUE PER      AS A % OF
                                          SHARE          SHARE        OFFERING
                                                                      PRICE
                                       -----------    -----------    -----------
Less than $50,000.................         5.75           6.10           5.00
$50,000 to less than $100,000.....         4.50           4.70           3.75
$100,000 to less than $250,000....         3.50           3.60           2.75
$250,000 to less than $500,000....         2.50           2.60           2.25
$500,000 to less than $1,000,000..         2.00           2.00           1.75
$1,000,000 or more................         -0-            -0-            -0-

 ......For shareholders who beneficially owned Class A shares of Dreyfus Premier
International Growth Fund on November 30, 1996, the public offering price for Class A shares of such Fund is the net asset value per share of that Class plus a sales load as shown below:


                                        TOTAL SALES LOAD - CLASS A
                                        ----------- -- -----------
                                        AS A % OF      AS A % OF      DEALERS'
AMOUNT OF TRANSACTION                  OFFERING       NET ASSET      REALLOWANCE
---------------------
                                        PRICE PER      VALUE PER      AS A % OF
                                          SHARE          SHARE        OFFERING
                                                                      PRICE
                                       -----------    -----------    -----------
Less than $50,000.....................     4.50           4.70           5.00
$50,000 to less than $100,000.........     4.00           4.20           3.75
$100,000 to less than $250,000........     3.00           3.10           2.75
$250,000 to less than $500,000........     2.50           2.60           2.25
$500,000 to less than $1,000,000......     2.00           2.00           1.75
$1,000,000 or more....................     -0-            -0-            -0-

      A CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class A shares purchased by their clients that are subject to a CDSC.


      The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under
Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which results in economy of sales effort or expense.


      Set forth below is an example of the method of computing the offering price of the Class A shares of the indicated Fund. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon the net asset value of the Fund's Class A shares on October 31, 2000:



                    Dreyfus       Dreyfus       Dreyfus     Dreyfus
                    Premier       Premier       Premier     Premier
                    International Greater       European    Japan
                    Growth        China Fund    Equity      Fund
                    Fund                        Fund

NET ASSET VALUE
per Share........   $17.21         $18.20       $16.77       $12.35
Per Share Sales
Charge - 5.75%*
of offering
price (6.10% of
net asset value
per share).......   $ 1.05         $1.11        $ 1.02       $  .75
                    ------         -----        ---------     --------
Per Share
Offering Price
to the Public....   $18.26         $19.31       $17.79       $13.10
                    ======         ======       ======       ======
-------------------
* Class A shares of Dreyfus Premier International Growth Fund purchased by shareholders beneficially owning Class A shares of such Fund on November 30, 1996 are subject to a different sales load schedule as described above.


      Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at net asset value, provided they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

      Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans.

      Class A shares may be purchased at net asset value through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

      Class A shares also may be purchased at net asset value, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

      Class B Shares. The public offering price for Class B shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the relevant Fund's Prospectus and in this Statement of Additional Information under "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares."

      Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

      Class C Shares. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "How to Redeem Shares--Contingent Deferred Sales Charge--Class C Shares."


      Class B and Class C Shares. The Distributor compensates certain Service Agents for selling Class B and Class C shares at the time of purchase from its own assets. The proceeds of the CDSC and the Distribution Plan fee, in part, are used to defray these expenses.


     Class R Shares. The public offering for Class R shares is the net asset value per share of that Class.

      Class T shares. The public offering price for Class T shares is the net asset value per share of that Class plus a sales load as shown below:

                                        TOTAL SALES LOAD - CLASS T
                                        ----------- -- -----------
                                        AS A % OF      AS A % OF      DEALERS'
AMOUNT OF TRANSACTION                  OFFERING       NET ASSET      REALLOWANCE
---------------------
                                        PRICE PER      VALUE PER      AS A % OF
                                          SHARE          SHARE        OFFERING
                                                                       PRICE
                                       -----------    -----------    -----------
Less than $50,000.....................     4.50           4.70           4.00
$50,000 to less than $100,000.........     4.00           4.20           3.50
$100,000 to less than $250,000........     3.00           3.10           2.50
$250,000 to less than $500,000........     2.00           2.00           1.75
$500,000 to less than $1,000,000......     1.50           1.50           1.25
$1,000,000 or more....................     -0-            -0-            -0-


     A CDSC of 1% will be assessed at the time of redemption of Class T shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class T shares purchased by their clients that are subject to a CDSC. Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in a Fund (assuming ineligibility to purchase Class R shares) generally will find it beneficial to purchase Class A shares rather than Class T shares.


     The scale of sales loads applies to purchases of Class T shares made by any "purchaser," as defined above under Class A shares.


     Set forth below is an example of the method of computing the offering price of the Class T shares of the indicated Fund. The example assumes a purchase of Class T shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon the net asset value of the Fund's Class T shares on October 31, 2000. Actual offering prices will differ from the offering prices listed in the table.



                    Dreyfus        Dreyfus       Dreyfus     Dreyfus
                    Premier        Premier       Premier     Premier
                    International  Greater       European    Japan
                    Growth         China Fund    Equity      Fund
                    Fund                         Fund

NET ASSET VALUE
per Share........   $17.13         $17.99        $16.62      $12.33
Per Share Sales
Charge - 4.50%
of offering
price (4.70% of
net asset value     $    .81       $  .85        $  .78      $  .58
per share).......   --------       --------      --------    -------

Per Share
Offering Price      $17.94         $18.84        $17.40      $12.91
to the Public....   ======         ======        ======      ======


      Class T shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans.

      Class T shares also may be purchased at net asset value, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by the Manager or its affiliates. The purchase of Class T shares of a Fund must be made within 60 days of such redemption and the shares redeemed must have been subject to an initial sales charge or a contingent deferred sales charge.

      Dealer Reallowance -- Class A and Class T Shares. The dealer reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by the Manager which are sold with a sales load, such as Class A and Class T shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares.

      Right of Accumulation -- Class A and Class T Shares. Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by the Manager or Founders which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A or Class T shares, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A or Class T shares or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price in the case of Class A shares, or 4.00% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase. Class A shares purchased by shareholders beneficially owning Class A shares of Dreyfus Premier International Growth Fund on November 30, 1996 are subject to a different sales load schedule, as described above under "Class A Shares."

      To qualify for reduced sales loads, at the time of purchase you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

      Dreyfus TeleTransfer Privilege. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.


      Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."


      Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

      Class B, Class C and Class T shares of each Fund are subject to a Distribution Plan and Class A, Class B, Class C and Class T shares are subject to a Shareholder Services Plan.

      Distribution Plan. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") with respect to each Fund's Class B, Class C and Class T shares, pursuant to which the Fund pays the Distributor for distributing each such Class of shares a fee at the annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares, and 0.25% of the value of the average daily net assets of Class T shares. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and holders of its Class B, Class C and Class T shares.

      A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of a Fund's Class B, Class C or Class T shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Distribution Plan is subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the relevant Class of shares of a Fund, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares.


      With respect to Dreyfus Premier International Growth Fund, for the period from November 1, 1999 through March 21, 2000, the Fund paid Premier, as distributor during such period, $60,849 and $3,344 with respect to Class B and Class C shares, respectively, and $0 with respect to Class T shares pursuant to the Distribution Plan. For the period from March 22, 2000 through October 31, 2000, the Fund paid the Distributor $71,087 and $11,064 with respect to Class B and Class C shares, respectively and $20 for Class T shares pursuant to the Distribution Plan.

      With respect to Dreyfus Premier Greater China Fund, for the period from November 1, 1999 through March 21, 2000, the Fund paid Premier, as distributor during such period, $1,286 and $1,554 with respect to Class B and Class C shares, respectively, and $0 with respect to Class T shares pursuant to the Distribution Plan. For the period from March 22, 2000 through October 31, 2000, the Fund paid the Distributor $4,639 and $4,441 with respect to Class B and Class C shares, respectively, and $2 with respect to Class T shares pursuant to the Distribution Plan.

      With respect to Dreyfus European Equity Fund, for the period from November 1, 1999 through March 21, 2000, the Fund paid Premier, as distributor during such period, $2,391 and $2,136 with respect to Class B and Class C shares, respectively, and $1 with respect to Class T shares pursuant to the Distribution Plan. For the period from March 22, 2000 through October 31, 2000, the Fund paid the Distributor $7,819 and $5,134 with respect to Class B and Class C shares, respectively, and $2 with respect to Class T shares pursuant to the Distribution Plan.

      With respect to Dreyfus Premier Japan Fund, for the period from December 15, 1999 (commencement of operations) through March 21, 2000, the Fund paid Premier, as distributor during such period, $644 and $642 with respect to Class B and Class C shares, respectively, and $215 with respect to Class T shares pursuant to the Distribution Plan. For the period from March 22, 2000 through October 31, 2000, the Fund paid the Distributor $2,266 and $2,273 with respect to Class B and Class C shares, respectively, and $748 for Class T shares pursuant to the Distribution Plan.





      Shareholder Services Plan. The Company has adopted a Shareholder Services Plan with respect to each Fund, pursuant to which the Fund pays the Distributor for the provision of certain services to the holders of the Fund's Class A, Class B, Class C and Class T shares a fee at the annual rate of 0.25% of the value of the average daily net assets of each such Class. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents in respect of these services.

      A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Shareholder Services Plan is subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. As to the relevant Class of shares of a Fund, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.


      With respect to Dreyfus Premier International Growth Fund, for the period from November 1, 1999 through March 21, 2000, the Fund paid Premier, as distributor during such period, $61,721, $20,283, $1,115 and $0 with respect to Class A, Class B, Class C and Class T shares, respectively, pursuant to the Shareholder Services Plan. For the period from March 22, 2000 through October 31, 2000, the Fund paid the Distributor $143,714, $23,696, $3,688 and $20, with respect to Class A, Class B, Class C and Class T shares, respectively, pursuant to the Shareholder Services Plan.

      With respect to Dreyfus Premier Greater China Fund, for the period from November 1, 1999 through March 21, 2000, the Fund paid Premier, as distributor during such period, $2,293, $429, $518 and $0 with respect to Class A, Class B, Class C and Class T shares, respectively, pursuant to the Shareholder Services Plan. For the period from March 22, 2000 through October 31, 2000, the Fund paid the Distributor $7,301, $1,546, $1,480 and $2, with respect to Class A, Class B, Class C and Class T shares, respectively, pursuant to Shareholder Services Plan.

      With respect to Dreyfus Premier European Equity Fund, for the period from November 1, 1999 through March 21, 2000, the Fund paid Premier, as distributor during such period, $1,384, $797, $712 and $1 with respect to Class A, Class B, Class C and Class T shares, respectively, pursuant to the Shareholder Services Plan. For the period from March 22, 2000 through October 31, 2000, the Fund paid the Distributor $3,929, $2,606, $1,711 and $2, with respect to Class A, Class B, Class C and Class T shares, respectively, pursuant to Shareholder Services Plan.

      With respect to Dreyfus Premier Japan Fund, for the period from December 15, 1999 (commencement of operations) through March 21, 2000, the Fund paid Premier, as distributor during such period, $231, $215, $214 and $215 with respect to Class A, Class B, Class C and Class T shares, respectively, pursuant to the Shareholder Services Plan. For the period from March 22, 2000 through October 31, 2000, the Fund paid the Distributor $987, $755, $758 and $748, with respect to Class A, Class B, Class C and Class T shares, respectively, pursuant to the Shareholder Services Plan.



                              HOW TO REDEEM SHARES


      General. Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder(R) and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will reject requests to redeem shares by wire or telephone or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder(R) order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

      Contingent Deferred Sales Charge--Class B Shares. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed
(i) the current net asset value of Class B shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class B shares above the dollar amount of all your payments for the purchase of Class B shares held by you at the time of redemption.


      If the aggregate value of Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.


      In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years for the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      The following table sets forth the rates of the CDSC for Class B shares:

      Year Since                           CDSC as a % of
      Purchase Payment                     Amount Invested or
      Was Made                             Redemption Proceeds

      First...............................         4.00
      Second..............................         4.00
      Third...............................         3.00
      Fourth..............................         3.00
      Fifth...............................         2.00
      Sixth...............................         1.00


     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; and finally, of amounts representing the cost of shares held for the longest period of time.


     For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.


     Contingent Deferred Sales Charge--Class C Shares. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge -- Class B Shares" above.


     Waiver of CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and
(e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Fund's Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

      To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.


      Redemption Through a Selected Dealer. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., Eastern time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.

      In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., Eastern time) are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.


      Reinvestment Privilege. Upon written request, you may reinvest up to the number of Class A, Class B or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A or Class T shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

      Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account you have specified on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

      If you have access to telegraphic equipment you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                                   Transfer Agent's
           Transmittal Code                        Answer Back Sign

                144295                             144295 TSSG PREP

      If you do not have direct access to telegraphic equipment you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and you should also inform the operator of the Transfer Agent's answer back sign.

      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

      Dreyfus TeleTransfer Privilege. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TeleTransfer Privilege for transfer to their bank account not more than $500,000 within any 30-day period. Redemption proceeds will be on deposit in the your account at an ACH member bank ordinarily two business days after receipt of the redemption request. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a wire redemption will be effected as a Dreyfus TeleTransfer transaction through the ACH system unless more prompt transmittal specifically is requested. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."

      Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.

      Redemption Commitment. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of such value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's securities are valued. If the recipient sells such securities, brokerage charges would be incurred.

      Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the relevant Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                              SHAREHOLDER SERVICES

      Fund Exchanges. You may purchase, in exchange for shares of a Class of a Fund, shares of the same Class of another Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares, Class A shares of certain fixed-income funds in the Dreyfus Premier Family of Funds, to the extent such shares are offered for sale in your state of residence. Shares of the same Class of such funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

     A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

     E. Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds, and for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

      To accomplish an exchange under item D above, your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of Fund shares and your account number.

      You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by the Manager. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Auto-Exchange Privilege, Dividend Sweep and the Automatic Withdrawal Plan.

      To request an exchange, your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuses this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for shares of the fund into which the exchange is being made.

      Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Dreyfus Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      Fund Exchanges and Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611. The Company reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      Dreyfus-Automatic Asset Builder(R). Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

      Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account. You may deposit as much of such payments as you elect.

      Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

      Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares, in Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. Shares of the same Class of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

            (a) Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.


            (b) Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


            (c) Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference will be deducted.


            (d) Dividends and distributions paid by a fund may be invested in the shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.


      Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Company or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.





      No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% the greater of: (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class A and Class T shares subject to a CDSC and Class C shares under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A and Class T shares where the sales load is imposed concurrently with withdrawals of Class A and Class T shares generally are undesirable.


      Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.


      Letter of Intent--Class A and Class T Shares. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

      The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was executed.

      Corporate Pension/Profit-Sharing and Personal Retirement Plans. The Company makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, Rollover IRAs and Education IRAs) and 403(b)(7) Plans. Plan support services also are available.

      If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

      You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and you should consult a tax adviser.


                        DETERMINATION OF NET ASSET VALUE

      Valuation of Portfolio Securities. Portfolio securities, including covered call options written by a Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York, or at such other quoted market exchange rate as may be determined to be appropriate by the Manager (or, if applicable, the Fund's sub-investment adviser). Forward currency contracts will be valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of prices of a majority of each Fund's portfolio securities. Short-term investments are carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Distribution Plan and Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the relevant Class's shares. Because of the difference in operating expenses incurred by each Class, the per share net asset value of each Class will differ.

      Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board, are valued at fair value as determined in good faith by the Board members. The Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                      DIVIDENDS, DISTRIBUTIONS AND TAXES


      Management believes that each Fund has qualified as a "regulated investment company" under the Code for the fiscal year ended October 31, 2000. Each Fund intends to continue to so qualify as long as such qualification is in the best interests of its shareholders. As a regulated investment company, each Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders, and meet certain asset diversification and other requirements. If a Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

      Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return on investment in an economic sense, although taxable as stated in the Fund's Prospectus. In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.


      A Fund may qualify for and may make an election under which shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Fund to foreign countries. The Fund may make such election provided that more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations, and the Fund satisfies the applicable distribution requirements. The foreign tax credit available to shareholders is subject to certain limitations.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments, and certain financial futures or forward contracts and options) may be treated as ordinary income or loss. In addition, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

      Gain or loss, if any, realized by a Fund from certain financial futures or forward contracts and options transactions Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.






      Offsetting positions held by a Fund involving certain futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute "straddles." To the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by a Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.






      If the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures or forward contract or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.


      If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

      If the Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.


      Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualifi-cation as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.


      Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.


                             PORTFOLIO TRANSACTIONS


      General (All Funds). The Manager or Sub-Investment Advisor assumes general supervision over the placement of securities buy and sell orders on behalf of the funds it manages. In choosing brokers, the Manager or Sub-Investment Advisor evaluates the ability of the broker to execute the particular transaction (taking into account the market for the stock and the size of the order) at the best combination of price and quality of execution. In selecting brokers no factor is necessarily determinative, and seeking to obtain best execution for all trades takes precedence over all other considerations. Brokers are selected after a review of all relevant criteria, including: the actual price to be paid for the shares; the broker's knowledge of the market for the particular stock; the broker's reliability; the broker's integrity or ability to maintain confidentiality; the broker's research capability; commission rates; the broker's ability to ensure that the shares will be delivered on settlement date; the broker's ability to handle specific orders of various size and complexity; the broker's financial condition; the broker's willingness to commit capital; and the sale by the broker of funds managed by the Manager or Sub-Investment Advisor. At various times and for various reasons, certain factors will be more important than others in determining which broker to use.

      The Manager and Sub-Investment Advisor have adopted written trade allocation procedures for their equity trading desks. Under the procedures, portfolio managers and the trading desks ordinarily will seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one account. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. Generally, bunched trades will be allocated among the participating accounts based on the number of shares designated for each account on the trade order. If securities available are insufficient to satisfy the requirements of the participating accounts, available securities generally are allocated among accounts pro rata, based on order sizes. In allocating trades made on a combined basis, the trading desks typically seek to achieve the same net unit price of the securities for each participating account. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the trade allocation procedures may allow the allocation of securities on a basis other than pro rata. For example, adjustments may be made to eliminate de minimis positions, to give priority to accounts with specialized investment policies and objectives or to consider the unique characteristics of certain accounts (e.g., available cash, industry or issuer concentration, duration, credit exposure).

       Dreyfus Premier International Growth Fund is managed by dual employees of Dreyfus and Founders Asset Management, LLC ("Founders"), an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entities. While the policies and procedures of the affiliated entities are different than those of the Manager or Sub-Investment Advisor, they are based on the same principles, and are substantially similar.


      The Manager or Sub-Investment Advisor may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager or Sub-Investment Advisor may arrange to have the purchase and sale transaction effected directly between its accounts ("cross transactions"). Cross transactions will be effected pursuant to procedures adopted under Rule 17a-7 under the 1940 Act.

      For the fiscal years ended October 31, 1999 and 2000, the amounts paid by the indicated Funds for brokerage commissions, gross spreads and concessions on principal transactions none of which was paid directly to the Manager, Sub-Investment Advisor or the Distributor, were as follows:


                                              Brokerage
Name of Fund                             Commissions, Spreads and
                                         Concessions Paid

                                           1999          2000

Dreyfus Premier International Growth     $1,117,996      $861,989
Fund
Dreyfus Premier Greater China Fund       $    3,604      $144,713

Dreyfus Premier European Equity Fund     $    8,444(1)   $ 23,984

Dreyfus Premier Japan Fund                     N/A       $ 27,650(2)
--------------------------

(1) For the period December 10, 1998 (commencement of operations) through October 31, 1999.

(2) For the period December 15, 1999 (commencement of operations) through October 31, 2000.

      The brokerage commissions for certain funds were significantly greater than the previous fiscal year due to increased market volatility and increased cash flows into and out of the Funds.

      The Company contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager or its affiliates, including Dreyfus Investment Services Corporation ("DISC") and Dreyfus Brokerage Services, Inc. ("DBS"). The Company's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair.

      IPO Allocations (Dreyfus Premier Greater China Fund, Dreyfus Premier European Equity Fund and Dreyfus Premier Japan Fund). The Funds are subject to the IPO procedures of the applicable Sub-Investment Advisor. Generally, under the procedures, all portfolio managers seeking to participate in an IPO must indicate their interest in the IPO to the equity trader prior to the pricing of the offering. Portfolio managers may specify for each account the minimum position deemed to be an adequate allocation. Shares received in an offering are allocated among participating accounts on a pro rata basis based on account size, with a minimum domestic equity allocation of ten shares to any one account.

      IPO Allocations (Dreyfus Premier International Growth Fund). The Fund is subject to the IPO procedures of Founders Asset Management LLC. Under the procedures, all portfolio managers seeking to participate in an IPO must inform the Trading Department Manager, or her designee, of the accounts for which the offering would be suitable at least 24 hours prior to the time the offering is to be priced or the books are to be closed, whichever occurs first. If it is not possible to give this notice, the portfolio manager shall give notice as soon as practicable under the circumstances.

The key criterion for determining the eligibility of an account to participate in an IPO is the suitability of the investment for the account. Guidelines based on the estimated market capitalization of the issuer are used to help determine the accounts for which offerings are most suitable. If the portfolio manager of an account for which a particular offering would be most suitable based on the market capitalization guidelines determines not to have that account participate in the offering, other accounts may participate in the offering.

Allocations among accounts with the same or a similar investment objective managed by the same portfolio manager generally are allocated pro rata based on the net asset values of the applicable accounts. However, a portfolio manager may determine not to participate in an offering for an account based on the circumstances affecting that account including, without limitation, cash availability, desired position size, the account's investment policies and restrictions, or tax considerations. If an offering is suitable for accounts managed by different portfolio managers and more than one portfolio manager wants to participate in the offering, the shares are allocated to the accounts for which the offering is deemed most suitable. Such offerings generally are then allocated pro rata based on net asset value. In the case of secondary public offerings, allocations may be based on position weightings desired for each participating account.

If under the procedures an account would receive an allocation equal to or less than the greater of (a) a portfolio position of .25 of 1%; or (b) 100 shares, the portfolio manager may decline the allocation for that account. Shares not taken as a result of this rule are reallocated to the other accounts participating in the allocation on a pro rata basis based on their net asset values.

From time to time, special circumstances may arise in which deviations from these policies are appropriate. Any such exceptions must by approved by Founders' President or his designee.

      Soft Dollars (All Funds). Subject to the policy of seeking the best combination of price and execution, a Fund may execute transactions with brokerage firms that provide, along with brokerage services, research services and products, as defined in Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a "safe harbor" to investment managers who use commission dollars of their advised accounts to obtain investment research and brokerage services and products. These arrangements are often called soft dollar arrangements. Research and brokerage services and products that provide lawful and appropriate assistance to the manager in performing investment decision-making responsibilities fall within the safe harbor.

      The services and products provided under these arrangements permit the Manager or Sub-Investment Advisor to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms.

      Some of the research products or services received by the Manager or Sub-Investment Advisor may have both a research function and a non-research administrative function (a "mixed use"). If the Manager or Sub-Investment Advisor determines that any research product or service has a mixed use, the Manager or Sub-Investment Advisor will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Manager or Sub-Investment Advisor determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Manager or Sub-Investment Advisor in hard dollars. Any such allocation may create a conflict of interest for the Manager or Sub-Investment Advisor.

      Certain funds are managed by dual employees of Dreyfus and an affiliated entity in the Mellon organization. The affiliated entity effects trades for funds managed by these dual employees. Because those funds may benefit from the research products and services the affiliated entity receives from brokers, commissions generated by those funds may be used to help pay for research products and services used by the affiliated entity.

      The Manager or Sub-Investment Advisor generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the research services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Manager or Sub-Investment Advisor to compensate the selected brokerage firm for research provided. The Manager or Sub-Investment Advisor endeavors to direct sufficient commissions to broker/dealers that have provided it with research to ensure continued receipt of research the Manager or Sub-Investment Advisor believes is useful. Actual brokerage commissions received by a broker/dealer may be more or less than the suggested allocations.

      The Manager or Sub-Investment Advisor may receive a benefit from the research services and products that is not passed on to a Fund in the form of a direct monetary benefit. Further, research services and products may be useful to the Manager or Sub-Investment Advisor in providing investment advice to any of the Funds or clients it advises. Likewise, information made available to the Manager or Sub-Investment Advisor from brokerage firms effecting securities transactions for a Fund may be utilized on behalf of another Fund or client. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular Fund or client and the indirect benefits received by that Fund or client.

The aggregate amount of transactions during the last fiscal year in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

Name of Fund                                Transaction Amount   Commissions
                                                                 and Concessions

Dreyfus Premier International Growth Fund   $ 0                  $ 0
Dreyfus Premier Greater China Fund          $ 0                  $ 0
Dreyfus Premier European Equity Fund        $ 0                  $ 0
Dreyfus Premier Japan Fund                  $ 0                  $ 0
                              ---------------------------


                             PERFORMANCE INFORMATION

      Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value (maximum offering price in the case of Class A or Class T) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class' average annual total return figures calculated in accordance with such formula assume that in the case of Class A or Class T the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.

      Aggregate total return is calculated by subtracting the amount of the Fund's net asset value (maximum offering price in the case of Class A or Class
T) per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable CDSC), and dividing the result by the net asset value (maximum offering price in the case of Class A or Class T) per share at the beginning of the period. Aggregate total return also may be calculated based on the net asset value per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A or Class T shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A or Class T shares or any applicable CDSC with respect to Class B or Class C shares, which, if reflected, would reduce the performance quoted.





      The aggregate total return and average annual total return for each Fund for the indicated periods ended October 31, 2000, was as follows:





                    Aggregate Total        Aggregate Total
                    Return Since           Return Since
                    Inception Based on     Inception Based on                                   Average             Average
                    Net Asset Value        Maximum Offering             Annual Annual           Annual Total        Annual
                    (without deduction of  Price (with deduction        Total Return for        Return for 5        Total Return
                    maximum sales          of maximum sales             One Year, Except        Years, Except       Since Inception
                    load or CDSC)          load or CDSC)                as Noted                as Noted

                 -------------------------------------------------------------------------------------------------------------------
Dreyfus Premier
International
Growth Fund

    Class A(1)      126.50%                  113.52%                     4.34%                   8.81%                9.06%
    Class B(2)       97.15%                  N/A                         5.72%                   8.96%                9.09%
    Class C(3)       55.38%                  N/A                         8.45%                   9.15%                8.92%
    Class R(3)       63.85%                  N/A                        10.84%                   10.28%              10.04%
    Class T(4)      (24.37)%                (27.78)%                      N/A                      N/A                 N/A

Dreyfus Premier
Japan Fund

    Class A(5)       (1.12)%                 (6.79)%                       N/A                      N/A                N/A
    Class B(5)       (1.84)%                 (5.77)%                       N/A                      N/A                N/A
    Class C(5)       (1.84)%                 (2.82)%                       N/A                      N/A                N/A
    Class R(5)       (0.96)%                   N/A                         N/A                      N/A                N/A
    Class T(5)       (1.36)%                 (5.81)%                       N/A                      N/A                N/A


Dreyfus Premier
Greater China
Fund

    Class A(6)       48.32%                  39.82%                     19.76                        N/A               14.47%
    Class B(6)       45.40%                  42.40%                     21.95%                       N/A               15.32%
    Class C(6)       45.60%                    N/A                      25.10%                       N/A               16.36%
    Class R(6)       49.30%                    N/A                      27.40%                       N/A               17.54%
    Class T(4)      (37.48)%                (40.30)%                      N/A                        N/A                  N/A


Dreyfus Premier
European Equity
Fund

    Class A(7)       43.94%                   35.69%                    20.68%                       N/A               17.53%
    Class B(7)       41.96%                   37.96%                    23.11%                       N/A               18.56%
    Class C(7)       41.96%                     N/A                     26.11%                       N/A               20.37%
    Class R(7)       44.68%                     N/A                     28.45%                       N/A               21.58%
    Class T(8)       27.20%                   21.48%                    21.40%                       N/A               19.55%

---------------------------------------------------------------------
1     Inception Date:  January 31, 1992               5     Inception Date:  December 15, 1999
2     Inception Date:  January 15, 1993               6     Inception Date:  May 12, 1998
3     Inception Date:  September 5, 1995              7     Inception Date:  December 10, 1998
4     Inception Date:  March 1, 2000                  8     Inception Date:  September 30, 1999




      From time to time, advertising material for a Fund may include biographical information relating to one or more of its portfolio managers and may refer to, or include commentary by a portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors. In addition, from time to time, the Company may compare a Fund's performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market accounts. Advertising materials for a Fund also may refer to Morningstar ratings and related analyses supporting the ratings.


      Comparative performance may be used from time to time in advertising a Fund's shares, including data from the Hang Seng Index, Hong Kong All Ordinaries Index, China Affiliated Corporate Index, Taiwan Weighted Index, Shanghai and Shenzhen B Share Indices, Morgan Stanley Capital International (MSCI) Europe Index, MSCI Pacific Index, MSCI World Index, MSCI Emerging Markets Index, Lipper Analytical Services, Inc., Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Money Magazine, Morningstar ratings and related analyses supporting the ratings and other industry publications. From time to time, a Fund may compare its performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market accounts. In addition, advertising for a Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for a Fund may refer to or discuss then-current or past economic or financial conditions, developments and/or events. A Fund's advertising materials also may refer to the integration of the world's securities markets, discuss the investment opportunities available worldwide and mention the increasing importance of an investment strategy including foreign investments.



                     INFORMATION ABOUT THE COMPANY AND FUNDS

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have no preemptive or subscription rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholders of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.


      To date, the Board has authorized the creation of four series of shares. All consideration received by the Company for shares of one of the series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series are treated separately from those of the other series. The Company has the ability to create, from time to time, new series without shareholder approval.


      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      Each Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Company's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Company, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of a Fund during any calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Company may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Company's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Company will take no other action with respect to the Fund shares until it receives further instructions from the investor. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Company's policy on excessive trading applies to investors who invest in a Fund directly or through financial intermediaries, but does not apply to the Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

      During times of drastic economic or market conditions, the Company may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

      Each Fund will send annual and semi-annual financial statements to all its shareholders.

                        COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to each Fund's Prospectus.

      Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Company.




                           APPENDIX Rating Categories

      Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service ("Moody's"), and Fitch IBCA, Duff & Phelps ("Fitch"):

S&P

Long-term

AAA
An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

R
The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.
The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

A-1
A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S

Long-term

AAA
Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA
Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A
Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA
Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA
Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA
Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA
Bonds rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      Leading market positions in well-established industries.

      High rates of return on funds employed.

      Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.


FITCH

Long-term investment grade

AAA
HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

BB
SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. 'CC' ratings indicate that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D
DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' ratings indicate potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2
GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3
FAIR CREDIT QUALITY. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B
SPECULATIVE. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D
DEFAULT.  Denotes actual or imminent payment default.

'NR' indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'




                         DREYFUS PREMIER INTERNATIONAL FUNDS, INC.

                                 PART C. OTHER INFORMATION
                                 -------------------------


Item 23.    Exhibits
-------     ----------


   (a)(1) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on December 28, 1994.

   (a)(2)   Articles supplementary are incorporated by reference to Exhibit (a)
            (2) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on December 15, 1999.


   (b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 27 to the Registration , Statement on Form N-1A filed on February 28, 2000.


   (d)(1)   Revised Management Agreement is incorporated by reference to Exhibit
            (d)(1) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on December 15, 1999.

   (d)(2) Sub-Investment Advisory Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on September 23, 1999.

   (d)(3) Revised Sub-Investment Advisory Agreement is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on December 15, 1999.


   (e)      Distribution Agreement.


   (g) Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on December 28, 1994.

   (h) Revised Shareholder Services Plan is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on December 15, 1999.

   (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on December 28, 1994.

   (j)      Consent of Independent Auditors.

   (m) Revised Rule 12b-1 Plan is incorporated by reference to Exhibit (m) of Post Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on December 15, 1999.

   (n) Revised Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on December 15, 1999.


   (p)(1)   Code of Ethics adopted by the Registrant.

   (p)(2) Codes of Ethics adopted by the Sub-Investment Advisers to the Registrant.



            Other Exhibits
            --------------


                  (a)   Powers of Attorney.

                  (b)   Certificate of Secretary.



Item 24.    Persons Controlled by or under Common Control with Registrant.
-------     --------------------------------------------------------------

            Not Applicable


Item 25.        Indemnification
-------         ---------------

          The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to
          Item 4 of Part II of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on December 28, 1994.


          Reference is also made to the Distribution Agreement attached as
Exhibit 23(e).



Item 26.       Business and Other Connections of Investment Adviser.
-------        ----------------------------------------------------

               The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

ITEM 26.          Business and Other Connections of Investment Adviser (continued)
----------------------------------------------------------------------------------

                  Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                       Other Businesses                      Position Held                 Dates

CHRISTOPHER M. CONDRON             Franklin Portfolio Associates,        Director                      1/97 - Present
Chairman of the Board and          LLC*
Chief Executive Officer
                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present
                                                                         President                     10/97 - 6/98
                                                                         Chairman                      10/97 - 6/98

                                   The Boston Company                    Director                      1/98 - Present
                                   Asset Management, LLC*                Chairman                      1/98 - 6/98
                                                                         President                     1/98 - 6/98

                                   The Boston Company                    President                     9/95 - 1/98
                                   Asset Management, Inc.*               Chairman                      4/95 - 1/98
                                                                         Director                      4/95 - 1/98

                                   Franklin Portfolio Holdings, Inc.*    Director                      1/97 - Present

                                   Certus Asset Advisors Corp.**         Director                      6/95 - Present

                                   Mellon Capital Management             Director                      5/95 - Present
                                   Corporation***

                                   Mellon Bond Associates, LLP+          Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Bond Associates+               Trustee                       5/95 - 1/98

                                   Mellon Equity Associates, LLP+        Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Equity Associates+             Trustee                       5/95 - 1/98

                                   Boston Safe Advisors, Inc.*           Director                      5/95 - Present
                                                                         President                     5/95 - Present

                                   Mellon Bank, N.A. +                   Director                      1/99 - Present
                                                                         Chief Operating Officer       3/98 - Present
                                                                         President                     3/98 - Present
                                                                         Vice Chairman                 11/94 - 3/98

                                   Mellon Financial Corporation+         Chief Operating Officer       1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 11/94 - 1/99

                                   Founders Asset Management,            Chairman                      12/97 - Present
                                   LLC****                               Director                      12/97 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/94 - Present
                                                                         Director                      5/93 - Present

                                   Laurel Capital Advisors, LLP+         Executive Committee           1/98 - 8/98
                                                                         Member

                                   Laurel Capital Advisors+              Trustee                       10/93 - 1/98

                                   Boston Safe Deposit and Trust         Director                      5/93 - Present
                                   Company*

                                   The Boston Company Financial          President                     6/89 - 1/97
                                   Strategies, Inc. *                    Director                      6/89 - 1/97

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

BURTON C. BORGELT                  DeVlieg Bullard, Inc.                 Director                      1/93 - Present
Director                           1 Gorham Island
                                   Westport, CT 06880

                                   Mellon Financial Corporation+         Director                      6/91 - Present

                                   Mellon Bank, N.A. +                   Director                      6/91 - Present

                                   Dentsply International, Inc.          Director                      2/81 - Present
                                   570 West College Avenue
                                   York, PA

                                   Quill Corporation                     Director                      3/93 - Present
                                   Lincolnshire, IL

STEPHEN E. CANTER                  Dreyfus Investment                    Chairman of the Board         1/97 - Present
President, Chief Operating         Advisors, Inc.++                      Director                      5/95 - Present
Officer, Chief Investment                                                President                     5/95 - Present
Officer, and Director
                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management,            Member, Board of              12/97 - Present
                                   LLC****                               Managers
                                                                         Acting Chief Executive        7/98 - 12/98
                                                                         Officer

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

THOMAS F. EGGERS                   Dreyfus Service Corporation++         Chief Executive Officer       3/00 - Present
Vice Chairman - Institutional                                            and Chairman of the
and Director                                                             Board
                                                                         Executive Vice President      4/96 - 3/00
                                                                         Director                      9/96 - Present

                                   Founders Asset Management,            Member, Board of              2/99 - Present
                                   LLC****                               Managers

                                   Dreyfus Investment Advisors, Inc.     Director                      1/00 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      3/99 - Present
                                   Massachusetts, Inc. +++

                                   Dreyfus Brokerage Services, Inc.      Director                      11/97 - 6/98
                                   401 North Maple Avenue
                                   Beverly Hills, CA.

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Senior Vice Chairman          1/99 - Present
Director                                                                 Chief Financial Officer       1/90 - Present
                                                                         Vice Chairman                 6/92 - 1/99
                                                                         Treasurer                     1/90 - 5/98

                                   Mellon Bank, N.A.+                    Senior Vice Chairman          3/98 - Present
                                                                         Vice Chairman                 6/92 - 3/98
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Collection Services Corporation       Controller                    10/90 - 2/99
                                   500 Grant Street                      Director                      9/88 - 2/99
                                   Pittsburgh, PA 15258                  Vice President                9/88 - 2/99
                                                                         Treasurer                     9/88 - 2/99

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   Dreyfus Investment                    Director                      4/97 - 12/99
Vice Chairman                      Advisors, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      11/97 - 2/99
                                   401 North Maple Ave.                  Chief Executive Officer       11/97 - 2/98
                                   Beverly Hills, CA

                                   Dreyfus Service Corporation++         Director                      1/95 - 2/99
                                                                         President                     9/96 - 3/99

                                   Dreyfus Precious Metals, Inc.+++      Director                      3/96 - 12/98
                                                                         President                     10/96 - 12/98

                                   Dreyfus Service                       Director                      12/94 - 3/99
                                   Organization, Inc.++                  President                     1/97 -  3/99

                                   Seven Six Seven Agency, Inc. ++       Director                      1/97 - 4/99

                                   Dreyfus Insurance Agency of           Chairman                      5/97 - 3/99
                                   Massachusetts, Inc.++++               President                     5/97 - 3/99
                                                                         Director                      5/97 - 3/99

                                   The Dreyfus Trust Company+++          Chairman                      1/97 - 1/99
                                                                         President                     2/97 - 1/99
                                                                         Chief Executive Officer       2/97 - 1/99
                                                                         Director                      12/94 - Present

                                   The Dreyfus Consumer Credit           Chairman                      5/97 - 6/99
                                   Corporation++                         President                     5/97 - 6/99
                                                                         Director                      12/94 - 6/99

                                   Founders Asset Management,            Member, Board of              12/97 - 12/99
                                   LLC****                               Managers

                                   The Boston Company Advisors,          Chairman                      12/95 - 1/99
                                   Inc.                                  Chief Executive Officer       12/95 - 1/99
                                   Wilmington, DE                        President                     12/95 - 1/99

                                   The Boston Company, Inc.*             Director                      5/93 - 1/99
                                                                         President                     5/93 - 1/99

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Laurel Capital Advisors, LLP+         Chairman                      1/98 - 8/98
                                                                         Executive Committee           1/98 - 8/98
                                                                         Member
                                                                         Chief Executive Officer       1/98 - 8/98
                                                                         President                     1/98 - 8/98

                                   Laurel Capital Advisors, Inc. +       Trustee                       12/91 - 1/98
                                                                         Chairman                      9/93 - 1/98
                                                                         President and CEO             12/91 - 1/98

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

                                   Boston Safe Deposit and Trust         Director                      6/93 - 1/99
                                   Company+                              Executive Vice President      6/93 - 4/98

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 1/99

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 3/98

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

                                   Mellon Bank (DE) National             Director                      4/89 - 12/98
                                   Association
                                   Wilmington, DE

                                   Mellon Bank (MD) National             Director                      1/96 - 4/98
                                   Association
                                   Rockville, Maryland

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - Present
                                   401 North Maple Avenue
                                   Beverly Hills, CA

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   Mellon Preferred Capital              Director                      11/96 - 1/99
                                   Corporation*

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   The Boston Company Financial          President                     8/96 - 6/99
                                   Services, Inc.*                       Director                      8/96 - 6/99

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*                              President                     7/96 - 1/99

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management,            President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

                                   Prudential Securities                 Senior Vice President         07/91 - 11/98
                                   New York, NY                          Regional Director             07/91 - 11/98

RICHARD F. SYRON                   Thermo Electron                       President                     6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer       6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                      4/94 - 6/99
                                   86 Trinity Place                      Chief Executive Officer       4/94 - 6/99
                                   New York, NY 10006

RONALD P. O'HANLEY                 Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present
Vice Chairman
                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - Present
                                   Company*                              Member
                                                                         Director                      1/99 - Present

                                   The Boston Company, Inc.*             Executive Committee           1/99 - Present
                                                                         Member                        1/99 - Present
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Asset Management LTD           Executive Committee           10/98 - Present
                                   (UK)                                  Member
                                   London, England                       Director                      10/98 - Present

                                   Mellon Asset Management               Non-Resident Director         11/98 - Present
                                   (Japan) Co., LTD
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.*           Chairman                      6/97 - Present
                                                                         Director                      2/97 - Present

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - Present

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director of Investments and
Senior Vice President
                                   Gruntal & Co., LLC                    Executive Vice President      5/97 - 11/99
                                   New York, NY                          Partner                       5/97 - 11/99
                                                                         Executive Committee           5/97 - 11/99
                                                                         Member
                                                                         Board of Directors            5/97 - 11/99
                                                                         Member
                                                                         Treasurer                     5/97 - 11/99
                                                                         Chief Financial Officer       5/97 - 6/99
PATRICE M. KOZLOWSKI               None
Senior Vice President - Corporate
Communications


MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++                      Secretary                     10/77 - 7/98
Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

                                   Dreyfus Service                       Director                      3/97 - 3/99
                                   Organization, Inc.++

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                       8/00 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                     10/98 - Present

                                   Dreyfus Investment                    Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   The TruePenny Corporation++           Vice President                10/98 - Present

                                   Dreyfus Precious Metals, Inc. +++     Treasurer                     10/98 - 12/98

                                   The Trotwood Corporation++            Vice President                10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President                10/98 - Present

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++                  Assistant  Treasurer          3/93 - 3/99

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++

WILLIAM T. SANDALLS, JR.           Dreyfus Transfer, Inc.                Chairman                      2/97 - Present
Executive Vice President           One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service Corporation++         Director                      1/96 - 8/00
                                                                         Executive Vice President      2/97 - Present
                                                                         Chief Financial Officer       2/97 - 12/98

                                   Dreyfus Investment                    Director                      1/96 - Present
                                   Advisors, Inc.++                      Treasurer                     1/96 - 10/98

                                   Dreyfus-Lincoln, Inc.                 Director                      12/96 - Present
                                   4500 New Linden Hill Road             President                     1/97 - Present
                                   Wilmington, DE 19808

                                   Seven Six Seven Agency, Inc.++        Director                      1/96 - 10/98
                                                                         Treasurer                     10/96 - 10/98

                                   The Dreyfus Consumer                  Director                      1/96 - Present
                                   Credit Corp.++                        Vice President                1/96 - Present
                                                                         Treasurer                     1/97 - 10/98

                                   The Dreyfus Trust Company +++         Director                      1/96 - Present

                                   Dreyfus Service Organization,         Treasurer                     10/96 - 3/99
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/97 - 3/99
                                   Massachusetts, Inc.++++               Treasurer                     5/97 - 3/99
                                                                         Executive Vice President      5/97 - 3/99

DIANE P. DURNIN                    Dreyfus Service Corporation++         Senior Vice President -       5/95 - 3/99
Vice President - Product                                                 Marketing and Advertising
Development                                                              Division

MARY BETH LEIBIG                   None
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present
Vice President - Tax
                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Precious Metals, Inc. +++     Vice President - Tax          10/96 - 12/98

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++


WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems
                                   Computer Sciences Corporation         Vice President                1/96 - 7/98
                                   El Segundo, CA

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++                  Assistant Secretary           5/98 - 7/98





*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.


Item 27.    Principal Underwriters
--------    ----------------------

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)       Dreyfus A Bonds Plus, Inc.
2)       Dreyfus Appreciation Fund, Inc.
3)       Dreyfus Balanced Fund, Inc.
4)       Dreyfus BASIC GNMA Fund
5)       Dreyfus BASIC Money Market Fund, Inc.
6)       Dreyfus BASIC Municipal Fund, Inc.
7)       Dreyfus BASIC U.S. Government Money Market Fund
8)       Dreyfus California Intermediate Municipal Bond Fund
9)       Dreyfus California Tax Exempt Bond Fund, Inc.
10)      Dreyfus California Tax Exempt Money Market Fund
11)      Dreyfus Cash Management
12)      Dreyfus Cash Management Plus, Inc.
13)      Dreyfus Connecticut Intermediate Municipal Bond Fund
14)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)      Dreyfus Florida Intermediate Municipal Bond Fund
16)      Dreyfus Florida Municipal Money Market Fund
17)      Dreyfus Founders Funds, Inc.
18)      The Dreyfus Fund Incorporated
19)      Dreyfus Global Bond Fund, Inc.
20)      Dreyfus Global Growth Fund
21)      Dreyfus GNMA Fund, Inc.
22)      Dreyfus Government Cash Management Funds
23)      Dreyfus Growth and Income Fund, Inc.
24)      Dreyfus Growth and Value Funds, Inc.
25)      Dreyfus Growth Opportunity Fund, Inc.
26)      Dreyfus Debt and Equity Funds
27)      Dreyfus Index Funds, Inc.
28)      Dreyfus Institutional Money Market Fund
29)      Dreyfus Institutional Preferred Money Market Fund
30)      Dreyfus Institutional Short Term Treasury Fund
31)      Dreyfus Insured Municipal Bond Fund, Inc.
32)      Dreyfus Intermediate Municipal Bond Fund, Inc.
33)      Dreyfus International Funds, Inc.
34)      Dreyfus Investment Grade Bond Funds, Inc.
35)      Dreyfus Investment Portfolios
36)      The Dreyfus/Laurel Funds, Inc.
37)      The Dreyfus/Laurel Funds Trust
38)      The Dreyfus/Laurel Tax-Free Municipal Funds
39)      Dreyfus LifeTime Portfolios, Inc.
40)      Dreyfus Liquid Assets, Inc.
41)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
42)      Dreyfus Massachusetts Municipal Money Market Fund
43)      Dreyfus Massachusetts Tax Exempt Bond Fund
44)      Dreyfus MidCap Index Fund
45)      Dreyfus Money Market Instruments, Inc.
46)      Dreyfus Municipal Bond Fund, Inc.
47)      Dreyfus Municipal Cash Management Plus
48)      Dreyfus Municipal Money Market Fund, Inc.
49)      Dreyfus New Jersey Intermediate Municipal Bond Fund
50)      Dreyfus New Jersey Municipal Bond Fund, Inc.
51)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
52)      Dreyfus New Leaders Fund, Inc.
53)      Dreyfus New York Municipal Cash Management
54)      Dreyfus New York Tax Exempt Bond Fund, Inc.
55)      Dreyfus New York Tax Exempt Intermediate Bond Fund
56)      Dreyfus New York Tax Exempt Money Market Fund
57)      Dreyfus U.S. Treasury Intermediate Term Fund
58)      Dreyfus U.S. Treasury Long Term Fund
59)      Dreyfus 100% U.S. Treasury Money Market Fund
60)      Dreyfus U.S. Treasury Short Term Fund
61)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
62)      Dreyfus Pennsylvania Municipal Money Market Fund
63)      Dreyfus Premier California Municipal Bond Fund
64)      Dreyfus Premier Equity Funds, Inc.
65)      Dreyfus Premier International Funds, Inc.
66)      Dreyfus Premier GNMA Fund
67)      Dreyfus Premier Opportunity Funds
68)      Dreyfus Premier Worldwide Growth Fund, Inc.
69)      Dreyfus Premier Municipal Bond Fund
70)      Dreyfus Premier New York Municipal Bond Fund
71)      Dreyfus Premier State Municipal Bond Fund
72)      Dreyfus Premier Value Equity Funds
73)      Dreyfus Short-Intermediate Government Fund
74)      Dreyfus Short-Intermediate Municipal Bond Fund
75)      The Dreyfus Socially Responsible Growth Fund, Inc.
76)      Dreyfus Stock Index Fund
77)      Dreyfus Tax Exempt Cash Management
78)      The Dreyfus Premier Third Century Fund, Inc.
79)      Dreyfus Treasury Cash Management
80)      Dreyfus Treasury Prime Cash Management
81)      Dreyfus Variable Investment Fund
82)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
83)      General California Municipal Bond Fund, Inc.
84)      General California Municipal Money Market Fund
85)      General Government Securities Money Market Funds, Inc.
86)      General Money Market Fund, Inc.
87)      General Municipal Bond Fund, Inc.
88)      General Municipal Money Market Funds, Inc.
89)      General New York Municipal Bond Fund, Inc.
90)      General New York Municipal Money Market Fund


(b)



                                                                                 Positions and
Name and principal                                                               offices with
business address               Positions and offices with the Distributor        Registrant
----------------               ------------------------------------------        ----------


Thomas F. Eggers *             Chief Executive Officer and Chairman of the       None
                               Board
J. David Officer *             President and Director                            None
Stephen Burke *                Executive Vice President                          None
Charles Cardona *              Executive Vice President and Director             None
Anthony DeVivio **             Executive Vice President and Director             None
Michael Millard **             Executive Vice President and Director             None
David K. Mossman **            Executive Vice President and Director             None
Jeffrey N. Nachman ***         Executive Vice President and Chief Operations     None
                               Officer
William T. Sandalls, Jr. *     Executive Vice President                          None
William H. Maresca *           Chief Financial Officer and Director              None
James Book ****                Senior Vice President                             None
Ken Bradle **                  Senior Vice President                             None
Stephen R. Byers *             Senior Vice President                             None
Joseph Connolly *              Senior Vice President                             Vice President
                                                                                 and Treasurer
Joseph Eck +                   Senior Vice President                             None
William Glenn *                Senior Vice President                             None
Bradley Skapyak *              Senior Vice President                             None
Jane Knight *                  Chief Legal Officer and Secretary                 None
Stephen Storen *               Chief Compliance Officer                          None
Jeffrey Cannizzaro *           Vice President - Compliance                       None
John Geli **                   Vice President                                    None
Maria Georgopoulos *           Vice President - Facilities Management            None
William Germenis **            Vice President - Compliance                       None
Walter T. Harris *             Vice President                                    None
Janice Hayles *                Vice President                                    None
Hal Marshall *                 Vice President - Compliance                       None
Paul Molloy *                  Vice President                                    None
B.J. Ralston **                Vice President                                    None
Theodore A. Schachar *         Vice President - Tax                              None
James Windels *                Vice President                                    Assistant
                                                                                 Treasurer
James Bitetto *                Assistant Secretary                               None
Ronald Jamison *               Assistant Secretary                               None



*         Principal business address is 200 Park Avenue, New York, NY 10166.
**        Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY
          11556-0144.
***       Principal business address is 401 North Maple Avenue, Beverly Hills,
          CA 90210.
****      Principal business address is One Mellon Bank Center, Pittsburgh,
          PA 15258
+         Principal business address is One Boston Place, Boston, MA 02108







Item 28.    Location of Accounts and Records
-------     --------------------------------

1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
            P.O. Box 9671
            Providence, Rhode Island 02940-9671

2.          The Bank of New York
            100 Church Street
            New York, New York 10286

3.          Dreyfus Transfer, Inc.
            P.O. Box 9671
            Providence, Rhode Island 02940-9671

4.   b      The Dreyfus Corporation
            200 Park Avenue
            New York, New York 10166

Item 29.    Management Services
-------     -------------------

            Not Applicable

Item 30.    Undertakings
-------     ------------

            None


                                                         SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 22nd day of February, 2001.


                  DREYFUS PREMIER INTERNATIONAL FUNDS, INC.


            BY:   /s/Stephen E. Canter*
                  -----------------------------------------
                  Stephen E. Canter, PRESIDENT


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


         Signatures                               Title
   Date
---------------------------           -----------------------------   ---------

/s/Stephen E. Canter* President       (Principal Executive            02/22/01
______________________________        Officer) and Director
Stephen E. Canter


/s/Joseph Connolly*                   Treasurer (Principal Financial  02/22/01
_______________________________       Officer)
Joseph Connolly


/s/Joseph S. DiMartino*               Chairman of the Board           02/22/01
------------------------------
Joseph S. DiMartino


/s/Gordon J. Davis*                   Board Member                    02/22/01
------------------------------
Gordon J. Davis


/s/David P. Feldman*  Board Member                                    02/22/01
------------------------------
David P. Feldman


/s/Lynn Martin*                       Board Member                    02/22/01
------------------------------
Lynn Martin


/s/Daniel Rose*                       Board Member                    02/22/01
------------------------------
Daniel Rose


/s/Philip L. Toia*                    Board Member                    02/22/01
------------------------------
Philip L. Toia


/s/Sander Vanocur*                    Board Member                    02/22/01
------------------------------
Sander Vanocur


/s/Anne Wexler*                       Board Member                    02/22/01
------------------------------
Anne Wexler




*BY:  /s/Michael A. Rosenberg
      --------------------------
      Michael A. Rosenberg
      Attorney-in-Fact






                  INDEX OF EXHIBITS

(e)       Distribution Agreement.

(j)       Consent of Independent Auditors.

(p)(1)    Code of Ethics adopted by the Registrant.

(p)(2) Code of Ethics adopted by the Sub-Investment Advisers to the Registrant.

Other Exhibits

(a)       Powers of Attorney.

(b)       Certificate of Secretary.